UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23271

Exact Name of Registrant as Specified in Charter:	USAA ETF TRUST

Address of Principal Executive Offices and Zip Code:	9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Name and Address of Agent for Service:	SEBA KURIAN USAA ETF TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant’s Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: AUGUST 31

Date of Reporting Period: NOVEMBER 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

USAA ETF TRUST – 1ST QUARTER REPORT – PERIOD ENDED NOVEMBER 30, 2018

PORTFOLIO OF INVESTMENTS
1st QUARTER
USAA Core Short-Term Bond ETF
November 30, 2018
(Form N-Q)
98745-0119	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA Core Short-Term Bond ETF
November 30, 2018 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (96.7%)
	ASSET-BACKED SECURITIES (12.0%)
	Asset Backed Securities (12.0%)
	Automobile ABS (8.1%)
$ 500	AmeriCredit Automobile Receivables Trust	2.60%	9/18/2023	$ 490
500	Canadian Pacer Auto Receivables Trust(a)	3.63	1/19/2024	502
1,000	CarMax Auto Owner Trust	2.22	8/16/2021	988
117	Centre Point Funding, LLC(a)	2.61	8/20/2021	115
500	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	503
500	Credit Acceptance Auto Loan Trust(a)	3.60	4/15/2027	497
500	Drive Auto Receivables Trust	3.66	11/15/2024	502
500	GM Financial Consumer Automobile Receivables Trust	3.02	5/16/2023	499
500	OSCAR U.S. Funding Trust VI, LLC(a)	3.30	5/10/2024	499
108	Santander Drive Auto Receivables Trust	2.74	12/15/2021	108
241	Santander Drive Auto Receivables Trust	3.09	4/15/2022	241
250	Santander Drive Auto Receivables Trust	3.52	12/15/2022	251
				5,195
	Credit Card ABS (0.8%)
500	Synchrony Credit Card Master Note Trust	2.19	6/15/2023	492
	Other ABS (3.1%)
500	CNH Equipment Trust	2.47	12/16/2024	489
500	GreatAmerica Leasing Receivables Funding, LLC(a)	2.83	6/17/2024	494
282	MMAF Equipment Finance, LLC(a)	1.93	7/16/2021	281
100	MMAF Equipment Finance, LLC(a)	1.76	1/17/2023	98
500	PSNH Funding, LLC	3.09	2/01/2026	499
133	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	132
				1,993
	Total Asset Backed Securities			7,680
	Total Asset-Backed Securities (cost: $7,695)			7,680
	BANK LOANS (0.8%)(b)
	Consumer, Non-cyclical (0.8%)
	Healthcare-Services (0.8%)
499	DaVita, Inc. (1 mo. LIBOR + 2.75%) (cost: $501)	5.09	6/24/2021	498
	Total Bank Loans (cost: $501)			498
	COLLATERALIZED LOAN OBLIGATIONS (3.1%)
	Asset Backed Securities (3.1%)
500	Madison Park Funding XI Ltd. (3 mo. LIBOR + 1.16%)(a)	3.64 (c)	7/23/2029	500
500	Oaktree EIF Ltd. (3 mo. LIBOR + 2.00%)(a)	4.47 (c)	10/20/2027	501

1    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 460	Palmer Square Loan Funding Ltd. (3 mo. LIBOR + 0.65%)(a)	3.09% (c)	7/15/2026	$ 457
500	Palmer Square Loan Funding Ltd. (3 mo. LIBOR + 1.05%)(a)	3.49 (c)	7/15/2026	495
	Total Asset Backed Securities			1,953
	Total Collateralized Loan Obligations (cost: $1,957)			1,953
	COMMERCIAL MORTGAGE SECURITIES (1.1%)
	Mortgage Securities (1.1%)
	Commercial MBS (1.1%)
225	WFRBS Commercial Mortgage Trust	4.09 (d)	6/15/2045	227
490	WFRBS Commercial Mortgage Trust	2.45	11/15/2045	483
	Total Mortgage Securities			710
	Total Commercial Mortgage Securities (cost: $712)			710
	CORPORATE OBLIGATIONS (51.4%)
	Basic Materials (2.2%)
	Chemicals (1.6%)
500	Huntsman International, LLC	4.88	11/15/2020	507
500	INVISTA Finance, LLC (a)	4.25	10/15/2019	501
				1,008
	Iron/Steel (0.6%)
400	Reliance Steel & Aluminum Co.	4.50	4/15/2023	402
	Total Basic Materials			1,410
	Communications (3.6%)
	Media (1.6%)
500	Comcast Corp.	3.30	10/01/2020	500
500	Time Warner Cable, LLC	5.00	2/01/2020	507
				1,007
	Telecommunications (2.0%)
500	AT&T, Inc.	2.45	6/30/2020	493
500	Hughes Satellite Systems Corp.	6.50	6/15/2019	508
300	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC (a)	3.36	3/20/2023	297
				1,298
	Total Communications			2,305
	Consumer, Cyclical (2.8%)
	Auto Manufacturers (0.7%)
500	Ford Motor Credit Co., LLC	3.20	1/15/2021	484
	Home Builders (0.5%)
300	Lennar Corp.	2.95	11/29/2020	293
	Housewares (0.4%)
242	Newell Brands, Inc.	2.60	3/29/2019	241
	Lodging (0.8%)
500	MGM Resorts International	8.63	2/01/2019	505
	Retail (0.4%)
250	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	248
	Total Consumer, Cyclical			1,771

Portfolio of Investments    |    2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Consumer, Non-cyclical (7.7%)
	Agriculture (1.9%)
$ 500	Altria Group, Inc.	4.75%	5/05/2021	$ 510
750	Philip Morris International, Inc.	2.90	11/15/2021	735
				1,245
	Beverages (0.6%)
400	Constellation Brands, Inc.	2.70	5/09/2022	385
	Commercial Services (0.6%)
400	Ecolab, Inc.	4.35	12/08/2021	410
	Food (1.2%)
750	Mondelez International Holdings Netherlands B.V. (a)	1.63	10/28/2019	738
	Healthcare-Products (0.4%)
250	Medtronic, Inc.	2.50	3/15/2020	248
	Healthcare-Services (1.2%)
500	HCA, Inc.	6.50	2/15/2020	515
250	Orlando Health Obligated Group	2.72	10/01/2019	249
				764
	Pharmaceuticals (1.8%)
400	CVS Health Corp.	2.13	6/01/2021	384
500	Elanco Animal Health, Inc. (a)	3.91	8/27/2021	500
250	Shire Acquisitions Investments Ireland Designated Activity Co.	1.90	9/23/2019	246
				1,130
	Total Consumer, Non-cyclical			4,920
	Energy (6.8%)
	Oil & Gas (1.4%)
500	Exxon Mobil Corp.	2.40	3/06/2022	485
400	Southwestern Energy Co.	5.30	1/23/2020	405
				890
	Pipelines (5.4%)
271	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	3.50	12/01/2022	262
500	DCP Midstream Operating, LP (a)	5.35	3/15/2020	506
500	Energy Transfer LP	7.50	10/15/2020	529
500	EnLink Midstream Partners, LP	2.70	4/01/2019	496
400	Enterprise Products Operating, LLC	2.55	10/15/2019	398
400	EQM Midstream Partners, LP	4.75	7/15/2023	397
400	NuStar Logistics, LP	4.80	9/01/2020	395
500	Rockies Express Pipeline, LLC (a)	5.63	4/15/2020	507
				3,490
	Total Energy			4,380
	Financial (21.2%)
	Banks (8.5%)
500	Associated Bank, N.A.	3.50	8/13/2021	496
500	Bank of America Corp.	2.15	11/09/2020	489
200	Cadence BanCorp (a)	4.88	6/28/2019	200
350	Capital One Financial Corp.	2.40	10/30/2020	342
400	Citigroup, Inc.	3.14 (e)	1/24/2023	391
294	Citizens Bank, N.A.	2.25	10/30/2020	286

3    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	Huntington National Bank	2.40%	4/01/2020	$ 493
500	National City Corp.	6.88	5/15/2019	508
400	Regions Bank	2.75	4/01/2021	391
250	Santander Holdings USA, Inc. (f)	4.45	12/03/2021	250
250	Santander Holdings USA, Inc.	3.40	1/18/2023	237
400	SunTrust Banks, Inc.	2.90	3/03/2021	395
500	U.S. Bank, N.A.	2.85	1/23/2023	485
500	Wells Fargo & Co.	3.00	1/22/2021	494
				5,457
	Diversified Financial Services (3.1%)
500	Air Lease Corp.	3.50	1/15/2022	492
500	Aircastle Ltd.	4.63	12/15/2018	500
500	Ally Financial, Inc.	3.50	1/27/2019	499
500	Navient Corp.	8.00	3/25/2020	518
				2,009
	Insurance (3.6%)
400	Assurant, Inc. (3 mo. LIBOR + 1.25%)	3.62 (c)	3/26/2021	400
500	Metropolitan Life Global Funding I (a)	3.45	10/09/2021	499
500	New York Life Global Funding (a)	2.00	4/13/2021	485
400	Primerica, Inc.	4.75	7/15/2022	409
500	Reliance Standard Life Global Funding II (a)	2.50	1/15/2020	494
				2,287
	Investment Companies (0.8%)
500	FS Investment Corp.	4.00	7/15/2019	500
	REITS (3.9%)
400	AvalonBay Communities, Inc.	3.63	10/01/2020	401
400	Boston Properties, LP	5.88	10/15/2019	407
500	CoreCivic, Inc.	4.13	4/01/2020	496
300	Sabra Health Care, LP / Sabra Capital Corp.	5.38	6/01/2023	301
400	Select Income REIT	3.60	2/01/2020	397
500	Senior Housing Properties Trust	6.75	12/15/2021	530
				2,532
	Savings & Loans (1.3%)
500	Flagstar Bancorp., Inc.	6.13	7/15/2021	521
300	Sterling Bancorp.	3.50	6/08/2020	298
				819
	Total Financial			13,604
	Industrial (2.9%)
	Machinery-Diversified (0.8%)
500	Wabtec Corp. (3 mo. LIBOR + 1.05%)	3.38 (c)	9/15/2021	500
	Packaging & Containers (0.6%)
400	Greif, Inc.	7.75	8/01/2019	411
	Transportation (1.5%)
500	Ryder System, Inc.	2.25	9/01/2021	482
500	TTX Co. (a)	2.60	6/15/2020	492
				974
	Total Industrial			1,885
	Technology (0.8%)
	Software (0.8%)
500	First Data Corp. (a)	7.00	12/01/2023	518

Portfolio of Investments    |    4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Utilities (3.4%)
	Electric (3.4%)
$ 400	AEP Texas, Inc.	2.40%	10/01/2022	$ 384
400	DPL, Inc.	6.75	10/01/2019	407
500	Public Service Electric & Gas Co.	3.25	9/01/2023	496
400	Sempra Energy	2.90	2/01/2023	382
500	Sierra Pacific Power Co.	3.38	8/15/2023	499
	Total Utilities			2,168
	Total Corporate Obligations (cost: $33,358)			32,961
	EURODOLLAR AND YANKEE OBLIGATIONS (9.7%)
	Consumer, Cyclical (1.6%)
	Airlines (0.1%)
72	Virgin Australia Pass-Through Trust (a)	5.00	4/23/2025	73
	Auto Manufacturers (0.8%)
500	Nissan Motor Acceptance Corp. (a)	2.35	3/04/2019	499
	Retail (0.7%)
500	Alimentation Couche-Tard, Inc. (a)	2.70	7/26/2022	479
	Total Consumer, Cyclical			1,051
	Consumer, Non-cyclical (1.8%)
	Agriculture (0.8%)
500	B.A.T. International Finance plc	1.63	9/09/2019	493
	Household Products/Wares (0.6%)
400	Reckitt Benckiser Treasury Services plc (a)	2.38	6/24/2022	382
	Pharmaceuticals (0.4%)
252	Teva Pharmaceutical Finance Netherlands B.V.	1.70	7/19/2019	249
	Total Consumer, Non-cyclical			1,124
	Diversified (1.1%)
	Holding Companies-Diversified (1.1%)
750	CK Hutchison International Ltd. (a)	2.75	3/29/2023	717
	Energy (1.1%)
	Oil & Gas (1.1%)
192	Cenovus Energy, Inc.	5.70	10/15/2019	195
500	Petrobras Global Finance B.V. (3 mo. LIBOR + 2.14%)	4.58 (c)	1/15/2019	501
	Total Energy			696
	Financial (2.6%)
	Banks (1.2%)
300	Banco Santander Chile (a)	2.50	12/15/2020	293
250	BBVA Bancomer S.A. (a)	6.50	3/10/2021	256
250	Santander UK Group Holdings plc	3.37 (e)	1/05/2024	236
				785
	Diversified Financial Services (0.6%)
400	ORIX Corp.	2.95	7/23/2020	395

5    |    USAA Core Short-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	REITS (0.8%)
$ 500	Scentre Group Trust (a)	2.38%	4/28/2021	$ 483
	Total Financial			1,663
	Industrial (1.5%)
	Electronics (0.8%)
500	Tyco Electronics Group S.A. (3 mo. LIBOR + 0.45%) (f)	3.19 (c)	6/05/2020	500
	Engineering & Construction (0.7%)
475	Heathrow Funding Ltd. (a)	4.88	7/15/2023	493
	Total Industrial			993
	Total Eurodollar and Yankee Obligations (cost: $6,369)			6,244
	FOREIGN GOVERNMENT OBLIGATIONS (2.6%)
700	Province of Alberta	1.90	12/06/2019	693
500	Province of Ontario	1.63	1/18/2019	499
500	Province of Quebec	2.75	8/25/2021	496
	Total Foreign Government Obligations (cost: $1,704)			1,688
	MUNICIPAL OBLIGATIONS (4.5%)
	California (0.4%)
250	San Jose Redev. Agency Successor Agency	2.63	8/01/2022	245
	Connecticut (0.8%)
500	State	3.75	9/15/2020	502
	Illinois (0.8%)
500	City of Chicago Wastewater Transmission	3.73	1/01/2020	501
	New Jersey (1.3%)
150	EDA	3.30	6/15/2019	150
150	EDA	3.50	6/15/2020	150
250	EDA	3.80	6/15/2020	251
300	Educational Facilities Auth.	2.47	9/01/2021	292
				843
	Texas (1.2%)
150	City of Houston	2.62	3/01/2021	149
150	City of Houston	2.77	3/01/2022	148
500	State	3.11	10/01/2023	501
				798
	Total Municipal Obligations (cost: $2,911)			2,889
	U.S. TREASURY SECURITIES (11.5%)
	Notes (11.5%)(g)
1,680	U.S. Treasury Note	1.13	7/31/2021	1,607
1,500	U.S. Treasury Note(h)	1.25	7/31/2023	1,395
1,700	U.S. Treasury Note	1.63	7/31/2020	1,667
1,000	U.S. Treasury Note	1.63	10/15/2020	979
1,750	U.S. Treasury Note	1.88	9/30/2022	1,688
	Total U.S. Treasury Securities (cost: $7,436)			7,336
	Total Bonds (cost: $62,643)			61,959
	MONEY MARKET INSTRUMENTS (2.2%)
	COMMERCIAL PAPER (1.9%)
640	Energy Transfer Operating, LP (a)	2.85	12/03/2018	640

Portfolio of Investments    |    6

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 556	ONEOK, Inc. (a)	2.85%	12/03/2018	$ 556
	Total Commercial Paper (cost: $1,196)			1,196
Number of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
221,276	State Street Institutional Treasury Money Market Fund Premier Class, 2.19%(i) (cost: $221)			221
	Total Money Market Instruments (cost: $1,417)			1,417
	Total Investments (cost: $64,060)			$ 63,376

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$ —	$ 7,680	$ —	$ 7,680
Bank Loans	—	498	—	498
Collateralized Loan Obligations	—	1,953	—	1,953
Commercial Mortgage Securities	—	710	—	710
Corporate Obligations	—	32,961	—	32,961
Eurodollar and Yankee Obligations	—	6,244	—	6,244
Foreign Government Obligations	—	1,688	—	1,688
Municipal Obligations	—	2,889	—	2,889
U.S. Treasury Securities	7,336	—	—	7,336
Money Market Instruments:
Commercial Paper	—	1,196	—	1,196
Government & U.S. Treasury Money Market Funds	221	—	—	221
Total	$7,557	$55,819	$—	$63,376
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
For the period of September 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7    |    USAA Core Short-Term Bond ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA Core Short-Term Bond ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

Notes to Portfolio of Investments    |    8

1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.   In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with

9    |    USAA Core Short-Term Bond ETF

valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or

Notes to Portfolio of Investments    |    10

re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At November 30, 2018, the Fund had no securities on loan.
D.  Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.
E.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $64,110,000 at November 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.0% of net assets at November 30, 2018.
F.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund’s financial statements and various filings.
G.  Upcoming Accounting Pronouncements – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.
In August 2018, the FASB issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years

11    |    USAA Core Short-Term Bond ETF

beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.
CATEGORIES AND DEFINITIONS
Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.
Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments    |    12

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Senior loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at November 30, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(c)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2018.
(d)	Stated interest rates may change slightly over time as underlying mortgages paydown.
(e)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(h)	At November 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(i)	Rate represents the money market fund annualized seven-day yield at November 30, 2018.

13    |    USAA Core Short-Term Bond ETF

PORTFOLIO OF INVESTMENTS
1st QUARTER
USAA Core Intermediate-Term Bond ETF
November 30, 2018
(Form N-Q)
98745-0119	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA Core Intermediate-Term Bond ETF
November 30, 2018 (unaudited)
Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	BONDS (98.2%)
	ASSET-BACKED SECURITIES (2.8%)
	Asset Backed Securities (2.8%)
	Automobile ABS (0.9%)
$ 500	Canadian Pacer Auto Receivables Trust(a)	3.63%	1/19/2024	$ 501
400	OSCAR U.S. Funding Trust VIII, LLC(a)	3.23	5/10/2022	399
500	Tesla Auto Lease Trust(a)	2.75	2/20/2020	498
				1,398
	Other ABS (0.9%)
1,000	PSNH Funding, LLC	3.81	2/01/2035	998
500	VB-S1 Issuer, LLC(a)	3.41	2/15/2048	495
				1,493
	Student Loan ABS (1.0%)
1,000	Navient Student Loan Trust (3 mo. LIBOR + 1.15%)(a)	3.47 (b)	3/25/2067	1,003
447	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.71 (b)	1/27/2042	426
285	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.71 (b)	3/25/2044	271
				1,700
	Total Asset Backed Securities			4,591
	Total Asset-Backed Securities (cost: $4,594)			4,591
	BANK LOANS (0.4%)(c)
	Communications (0.1%)
	Telecommunications (0.1%)
250	Sprint Communications, Inc. (1 mo. LIBOR + 3.00%)	5.38	2/02/2024	248
	Technology (0.3%)
	Software (0.3%)
496	Solera, LLC (1 mo. LIBOR + 2.75%)	5.09	3/03/2023	491
	Total Bank Loans (cost: $744)			739

1    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	COLLATERALIZED LOAN OBLIGATIONS (0.6%)
	Asset Backed Securities (0.6%)
$ 1,000	Octagon Investment Partners XXIII, Ltd. (3 mo. LIBOR + 0.85%)(a) (cost: $1,000)	3.29% (b)	7/15/2027	$ 993
	COMMERCIAL MORTGAGE SECURITIES (0.8%)
	Mortgage Securities (0.8%)
	Commercial MBS (0.8%)
500	Citigroup Commercial Mortgage Trust	3.79 (d)	9/15/2050	493
813	J.P.Morgan Chase Commercial Mortgage Securities Trust (a)	5.79 (d)	11/15/2043	829
	Total Mortgage Securities			1,322
	Total Commercial Mortgage Securities (cost: $1,365)			1,322
	CORPORATE OBLIGATIONS (39.2%)
	Basic Materials (1.9%)
	Chemicals (1.2%)
250	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP (a)	3.30	5/01/2023	246
250	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., LP (a)	3.70	6/01/2028	245
500	DowDuPont, Inc.	4.73	11/15/2028	508
1,000	Mosaic Co.	4.05	11/15/2027	951
				1,950
	Forest Products & Paper (0.4%)
750	International Paper Co.	3.00	2/15/2027	676
	Iron/Steel (0.3%)
500	Reliance Steel & Aluminum Co.	4.50	4/15/2023	503
	Total Basic Materials			3,129
	Communications (3.2%)
	Media (1.6%)
500	Charter Communications Operating, LLC / Charter Communications Operating Capital	4.50	2/01/2024	497
500	Charter Communications Operating, LLC / Charter Communications Operating Capital	3.75	2/15/2028	450
750	Comcast Corp.	3.55	5/01/2028	710
500	CSC Holdings, LLC (a)	6.63	10/15/2025	521
500	Meredith Corp. (a)	6.88	2/01/2026	512
				2,690
	Telecommunications (1.6%)
1,000	British Telecommunicatio (e)	5.13	12/04/2028	999
750	Motorola Solutions, Inc.	4.60	2/23/2028	724
500	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC (a)	4.74	9/20/2029	498
500	T-Mobile USA, Inc.	4.75	2/01/2028	464
				2,685
	Total Communications			5,375

Portfolio of Investments    |    2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Consumer, Cyclical (2.6%)
	Airlines (1.1%)
$ 486	American Airlines, Inc. Pass-Through Trust	3.60%	4/15/2031	$ 469
1,000	Delta Air Lines, Inc.	4.38	4/19/2028	956
500	United Airlines Pass Through Trust	3.70	9/01/2031	484
				1,909
	Food Service (0.3%)
500	Aramark Services, Inc. (a)	5.00	2/01/2028	476
	Home Builders (0.3%)
500	DR Horton, Inc.	4.75	2/15/2023	508
	Housewares (0.3%)
500	Newell Brands, Inc.	4.20	4/01/2026	477
	Retail (0.6%)
300	AutoZone, Inc.	3.75	6/01/2027	285
500	JC Penney Corp., Inc. (a)	5.88	7/01/2023	416
250	L Brands, Inc.	5.63	10/15/2023	253
				954
	Total Consumer, Cyclical			4,324
	Consumer, Non-cyclical (6.8%)
	Agriculture (0.4%)
500	Bunge Ltd. Finance Corp.	4.35	3/15/2024	495
302	Bunge Ltd. Finance Corp.	3.25	8/15/2026	270
				765
	Beverages (1.1%)
1,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.	3.65	2/01/2026	944
750	Constellation Brands, Inc.	3.50	5/09/2027	694
250	Molson Coors Brewing Co.	3.00	7/15/2026	223
				1,861
	Biotechnology (0.3%)
500	Celgene Corp.	3.90	2/20/2028	468
	Commercial Services (1.0%)
500	Boston Medical Center Corp.	3.91	7/01/2028	480
480	Eastern Maine Healthcare Systems	3.71	7/01/2026	447
750	United Rentals North America, Inc.	5.50	7/15/2025	732
				1,659
	Food (1.1%)
500	B&G Foods, Inc.	5.25	4/01/2025	475
1,000	General Mills, Inc.	4.55	4/17/2038	913
500	Kroger Co.	3.50	2/01/2026	471
				1,859
	Healthcare-Products (0.6%)
500	Becton Dickinson & Co.	3.70	6/06/2027	467
500	Mallinckrodt International Finance S.A. / Mallinckrodt CB, LLC (a)	4.88	4/15/2020	496
				963
	Healthcare-Services (1.4%)
500	DaVita, Inc.	5.00	5/01/2025	471
500	HCA, Inc.	4.50	2/15/2027	481

3    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	Orlando Health Obligated Group	3.78%	10/01/2028	$ 491
750	Premier Health Partners	2.91	11/15/2026	681
250	Quest Diagnostics, Inc.	3.45	6/01/2026	235
				2,359
	Pharmaceuticals (0.9%)
500	CVS Health Corp.	4.30	3/25/2028	487
500	Mylan N.V.	3.95	6/15/2026	460
500	Takeda Pharmaceutical Co. Ltd. (a)	5.00	11/26/2028	506
				1,453
	Total Consumer, Non-cyclical			11,387
	Energy (4.9%)
	Oil & Gas (1.2%)
160	Continental Resources, Inc.	5.00	9/15/2022	160
500	Murphy Oil Corp.	5.75	8/15/2025	483
500	Nabors Industries, Inc.	4.63	9/15/2021	468
500	Southwestern Energy Co.	7.75	10/01/2027	508
500	Transocean Guardian Ltd. (a)	5.88	1/15/2024	490
				2,109
	Pipelines (3.7%)
500	Andeavor Logistics, LP / Tesoro Logistics Finance Corp.	4.25	12/01/2027	467
1,500	Boardwalk Pipelines, LP	4.45	7/15/2027	1,404
500	Energy Transfer Operating, LP (3 mo. LIBOR + 3.02%)	5.56 (b)	11/01/2066	412
500	EQM Midstream Partners, LP	4.75	7/15/2023	496
750	MPLX, LP	4.00	3/15/2028	696
250	MPLX, LP	4.80	2/15/2029	246
500	NuStar Logistics, LP	4.75	2/01/2022	481
500	ONEOK, Inc.	4.55	7/15/2028	485
1,000	Sabal Trail Transmission, LLC (a)	4.25	5/01/2028	968
500	Western Gas Partners, LP	4.50	3/01/2028	470
				6,125
	Total Energy			8,234
	Financial (12.5%)
	Banks (5.2%)
1,000	Bank of America Corp. (3 mo. LIBOR + 1.51%)	3.71 (f)	4/24/2028	945
1,000	Barclays plc (3 mo. LIBOR + 1.40%)	4.61 (f)	2/15/2023	989
750	BB&T Corp.	4.25	9/30/2024	765
1,000	Capital One Financial Corp.	3.75	7/28/2026	910
500	CIT Group, Inc.	5.25	3/07/2025	504
1,000	Citigroup, Inc.	4.13	7/25/2028	940
500	Fifth Third Bancorp	3.95	3/14/2028	488
500	Goldman Sachs Group, Inc. (3 mo. LIBOR + 0.75%)	3.43 (b)	2/23/2023	489
500	KeyBank, N.A.	3.40	5/20/2026	473
250	Santander Holdings USA, Inc. (e)	4.45	12/03/2021	250
250	Santander Holdings USA, Inc.	3.40	1/18/2023	237
750	Santander Holdings USA, Inc.	4.40	7/13/2027	703
1,000	Wells Fargo & Co.	3.00	10/23/2026	912
				8,605
	Diversified Financial Services (1.1%)
500	Aircastle Ltd.	4.40	9/25/2023	494
500	ILFC E-Capital Trust I (Highest of 3 mo. LIBOR/10 Year CMT/30Year CMT + 1.55%) (a)	4.78 (b)	12/21/2065	423

Portfolio of Investments    |    4

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 500	Synchrony Financial	4.50%	7/23/2025	$ 456
500	Synchrony Financial	3.95	12/01/2027	423
				1,796
	Insurance (2.3%)
500	American Equity Investment Life Holding Co.	5.00	6/15/2027	489
500	AXA Equitable Holdings, Inc. (a)	4.35	4/20/2028	475
500	Lincoln National Corp.	3.80	3/01/2028	476
1,000	Mercury General Corp.	4.40	3/15/2027	963
475	Navigators Group, Inc.	5.75	10/15/2023	493
500	Old Republic International Corp.	3.88	8/26/2026	476
500	Torchmark Corp.	4.55	9/15/2028	501
				3,873
	Investment Companies (0.6%)
500	Ares Capital Corp.	4.25	3/01/2025	476
500	Main Street Capital Corp.	4.50	12/01/2022	499
				975
	REITS (2.6%)
750	AvalonBay Communities, Inc.	3.20	1/15/2028	702
500	EPR Properties	4.95	4/15/2028	488
500	Hospitality Properties Trust	4.95	2/15/2027	487
500	Hudson Pacific Properties, LP	3.95	11/01/2027	464
825	Sabra Health Care, LP / Sabra Capital Corp.	5.38	6/01/2023	828
1,000	Starwood Property Trust, Inc. (a)	3.63	2/01/2021	973
500	Vornado Realty, LP	3.50	1/15/2025	476
				4,418
	Savings & Loans (0.7%)
250	New York Community Bancorp, Inc. (3 mo. LIBOR + 2.78%)	5.90 (f)	11/06/2028	251
925	Sterling Bancorp.	3.50	6/08/2020	920
				1,171
	Total Financial			20,838
	Industrial (4.3%)
	Aerospace/Defense (0.6%)
250	Arconic, Inc.	5.13	10/01/2024	243
250	Arconic, Inc.	5.90	2/01/2027	241
500	Northrop Grumman Corp.	3.25	1/15/2028	466
				950
	Building Materials (0.6%)
625	Martin Marietta Materials, Inc.	3.50	12/15/2027	568
500	Vulcan Materials Co.	3.90	4/01/2027	471
				1,039
	Electrical Components & Equipment (0.5%)
1,000	Hubbell, Inc.	3.50	2/15/2028	928
	Machinery-Diversified (0.5%)
250	Flowserve Corp.	4.00	11/15/2023	247
750	Wabtec Corp.	3.45	11/15/2026	675
				922
	Miscellaneous Manufacturers (0.3%)
500	Ingersoll-Rand Global Holding Co. Ltd.	3.75	8/21/2028	478

5    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Packaging & Containers (0.9%)
$ 500	Ball Corp.	4.88%	3/15/2026	$ 494
500	Crown Americas, LLC / Crown Americas Capital Corp. VI (a)	4.75	2/01/2026	483
500	Packaging Corp. of America	3.40	12/15/2027	458
				1,435
	Transportation (0.6%)
1,000	Ryder System, Inc.	3.40	3/01/2023	985
	Trucking & Leasing (0.3%)
500	Penske Truck Leasing Co., LP / PTL Finance Corp. (a)	3.95	3/10/2025	487
	Total Industrial			7,224
	Technology (0.8%)
	Software (0.8%)
400	First Data Corp. (a)	5.00	1/15/2024	396
1,000	Salesforce.com, Inc.	3.70	4/11/2028	984
	Total Technology			1,380
	Utilities (2.2%)
	Electric (1.0%)
500	Cleveland Electric Illuminating Co. (a)	4.55	11/15/2030	499
198	DPL, Inc.	6.75	10/01/2019	202
1,000	Entergy Louisiana, LLC	4.00	3/15/2033	978
				1,679
	Gas (0.6%)
1,000	National Fuel Gas Co.	4.75	9/01/2028	964
	Water (0.6%)
1,000	American Water Capital Corp.	2.95	9/01/2027	930
	Total Utilities			3,573
	Total Corporate Obligations (cost: $68,126)			65,464
	EURODOLLAR AND YANKEE OBLIGATIONS (13.9%)
	Basic Materials (1.9%)
	Chemicals (0.3%)
500	Syngenta Finance N.V. (a)	3.93	4/23/2021	492
	Iron/Steel (0.6%)
1,000	Vale Overseas Ltd.	6.25	8/10/2026	1,070
	Mining (1.0%)
750	Anglo American Capital plc (a)	4.00	9/11/2027	676
500	Glencore Funding, LLC (a)	4.00	3/27/2027	457
500	Kinross Gold Corp.	5.95	3/15/2024	504
				1,637
	Total Basic Materials			3,199
	Consumer, Cyclical (2.3%)
	Airlines (1.1%)
196	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	200
750	British Airways Pass-Through Trust (a)	3.80	3/20/2033	739
841	Latam Airlines Pass-Through Trust	4.20	8/15/2029	813

Portfolio of Investments    |    6

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 120	Virgin Australia Pass-Through Trust (a)	5.00%	4/23/2025	$ 122
				1,874
	Auto Manufacturers (1.2%)
1,000	BMW U.S. Capital, LLC (a)	3.75	4/12/2028	960
1,000	Daimler Finance, N.A., LLC (a)	3.70	5/04/2023	985
				1,945
	Total Consumer, Cyclical			3,819
	Consumer, Non-cyclical (1.7%)
	Beverages (1.4%)
500	Anheuser-Busch InBev Worldwide, Inc.	4.38	4/15/2038	450
500	Bacardi Ltd. (a)	4.45	5/15/2025	493
500	Bacardi Ltd. (a)	2.75	7/15/2026	427
1,000	Becle S.A.B de C.V. (a)	3.75	5/13/2025	949
				2,319
	Pharmaceuticals (0.3%)
500	Teva Pharmaceutical Finance IV B.V.	3.65	11/10/2021	478
	Total Consumer, Non-cyclical			2,797
	Diversified (0.4%)
	Holding Companies-Diversified (0.4%)
750	CK Hutchison International 17 Ltd. (a)	3.50	4/05/2027	712
	Energy (0.9%)
	Oil & Gas (0.9%)
250	Aker BP ASA (a)	6.00	7/01/2022	251
500	Aker BP ASA (a)	5.88	3/31/2025	501
250	Petroleos Mexicanos	6.38	2/04/2021	253
500	Petroleos Mexicanos	6.50	3/13/2027	469
	Total Energy			1,474
	Financial (4.8%)
	Banks (3.9%)
500	ABN AMRO Bank N.V. (a)	4.80	4/18/2026	496
600	Banco Santander S.A.	4.38	4/12/2028	554
500	Bank of Montreal (5-Yr. Semi-Annual USD Swap +1.43%)	3.80 (f)	12/15/2032	457
500	BPCE S.A. (a)	4.00	9/12/2023	491
1,000	BPCE S.A. (a)	3.25	1/11/2028	915
600	Cooperatieve Rabobank UA (5-Yr. Semi-Annual USD Swap + 1.89%)	4.00 (f)	4/10/2029	574
250	Credit Agricole S.A. (a)	3.25	10/04/2024	231
500	Credit Suisse Group Funding Guernsey Ltd.	3.75	3/26/2025	475
500	HSBC Holdings plc (3 mo. LIBOR + 1.35%)	4.29 (f)	9/12/2026	487
250	Lloyds Banking Group plc (3 mo. LIBOR + 0.81%)	2.91 (f)	11/07/2023	235
250	Lloyds Banking Group plc (3 mo. LIBOR + 1.21%)	3.57 (f)	11/07/2028	220
500	Royal Bank of Scotland Group plc	6.13	12/15/2022	508
500	Royal Bank of Scotland Group plc (3 mo. LIBOR + 1.91%)	5.08 (f)	1/27/2030	479
500	Standard Chartered plc (3 mo. LIBOR + 1.97%) (a)	4.87 (f)	3/15/2033	474
				6,596

7    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Insurance (0.3%)
$ 500	Fairfax Financial Holdings Ltd. (a)	4.85%	4/17/2028	$ 481
	Savings & Loans (0.6%)
750	Nationwide Building Society (3 mo. LIBOR + 1.39%) (a)	4.36 (f)	8/01/2024	734
250	Nationwide Building Society (3 mo. LIBOR + 1.45%) (a)	4.30 (f)	3/08/2029	230
				964
	Total Financial			8,041
	Industrial (1.5%)
	Aerospace/Defense (0.2%)
275	Rolls-Royce plc (a)	3.63	10/14/2025	263
	Building Materials (1.0%)
250	CEMEX Finance, LLC (a)	6.00	4/01/2024	246
500	Cemex SAB de CV (a)	7.75	4/16/2026	525
500	LafargeHolcim Finance U.S., LLC (a)	3.50	9/22/2026	450
500	Votorantim Cimentos S.A. (a)	7.25	4/05/2041	507
				1,728
	Packaging & Containers (0.3%)
250	Amcor Finance USA, Inc. (a)	3.63	4/28/2026	235
250	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu (a)	5.13	7/15/2023	245
				480
	Total Industrial			2,471
	Utilities (0.4%)
	Electric (0.4%)
750	Comision Federal de Electricidad (a)	4.88	5/26/2021	745
	Total Eurodollar and Yankee Obligations (cost: $24,298)			23,258
	MUNICIPAL OBLIGATIONS (2.1%)
	California (0.3%)
500	San Jose Redev. Agency Successor Agency	3.13	8/01/2028	471
	Illinois (0.3%)
500	Finance Auth.	3.55	8/15/2029	481
	Kentucky (0.3%)
500	Economic Dev. Finance Auth.	3.82	12/01/2027	485
	New York (0.3%)
500	Town of Oyster Bay	3.55	2/01/2019	500
	Oklahoma (0.3%)
500	Dev. Finance Auth.	5.45	8/15/2028	524
	Pennsylvania (0.3%)
500	Commonwealth Financing Auth.	3.63	6/01/2029	486
	Texas (0.3%)
500	Ector County Hospital District	6.80	9/15/2025	507
	Total Municipal Obligations (cost: $3,502)			3,454

Portfolio of Investments    |    8

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	U.S. GOVERNMENT AGENCY ISSUES (10.6%)(g)
	Agency Collateral CMO (1.2%)
$ 1,951	Freddie Mac (+)	4.00%	6/15/2029	$ 2,012
	Commercial MBS (1.4%)
500	Fannie Mae (+)	3.14 (d)	3/25/2028	476
86	Freddie Mac (+)	3.19 (d)	9/25/2027	84
500	Freddie Mac (+)	3.29	11/25/2027	488
100	Freddie Mac (+)	3.46	11/25/2032	97
500	Freddie Mac (+)	3.65 (d)	2/25/2028	501
250	Freddie Mac (+)	4.05 (d)	9/25/2028	258
500	Freddie Mac (+)(e)	4.06 (d)	10/25/2028	516
				2,420
	FGLMC Collateral (5.9%)
303	Freddie Mac (+)	3.00	3/01/2031	298
546	Freddie Mac (+)	3.00	2/01/2033	537
1,539	Freddie Mac (+)	3.50	5/01/2033	1,550
3,456	Freddie Mac (+)	3.50	6/01/2046	3,400
251	Freddie Mac (+)	3.50	8/01/2046	247
89	Freddie Mac (+)	3.50	7/01/2047	88
1,386	Freddie Mac (+)	4.00	7/01/2042	1,407
350	Freddie Mac (+)	4.00	11/01/2044	353
572	Freddie Mac (+)	4.00	9/01/2045	576
332	Freddie Mac (+)	4.00	11/01/2045	335
365	Freddie Mac (+)	4.00	2/01/2046	368
226	Freddie Mac (+)	4.00	3/01/2046	228
264	Freddie Mac (+)	4.00	5/01/2046	266
225	Freddie Mac (+)	4.50	12/01/2045	234
				9,887
	FNMA Collateral (2.1%)
1,930	Fannie Mae (+)	3.50	1/01/2047	1,898
928	Fannie Mae (+)	3.50	4/01/2047	912
562	Fannie Mae (+)	3.50	7/01/2047	553
64	Fannie Mae (+)	4.50	8/01/2047	66
				3,429
	Total U.S. Government Agency Issues (cost: $18,169)			17,748
	U.S. TREASURY SECURITIES (27.8%)
	Bonds (4.1%)(h)
500	U.S. Treasury Bond	2.75	8/15/2047	448
500	U.S. Treasury Bond	2.75	11/15/2047	447
3,500	U.S. Treasury Bond	3.00	2/15/2048	3,293
1,770	U.S. Treasury Bond	3.50	2/15/2039	1,850
750	U.S. Treasury Bond	4.38	2/15/2038	880
				6,918
	Notes (23.7%)(h)
400	U.S. Treasury Note	2.00	10/31/2022	387
24,550	U.S. Treasury Note(i)	2.00	4/30/2024	23,471
195	U.S. Treasury Note	2.25	2/15/2021	193
1,700	U.S. Treasury Note	2.25	11/15/2027	1,600
2,000	U.S. Treasury Note	2.38	3/15/2021	1,980
3,850	U.S. Treasury Note	2.38	4/15/2021	3,811
700	U.S. Treasury Note	2.75	8/15/2021	699
850	U.S. Treasury Note	2.75	2/28/2025	842
2,000	U.S. Treasury Note	2.75	2/15/2028	1,959
3,630	U.S. Treasury Note(j),(k)	2.88	11/15/2021	3,635
630	U.S. Treasury Note	2.88	8/15/2028	623

9    |    USAA Core Intermediate-Term Bond ETF

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 300	U.S. Treasury Note	3.00%	9/30/2025	$ 301
				39,501
	Total U.S. Treasury Securities (cost: $47,385)			46,419
	Total Bonds (cost: $169,183)			163,988
Number of Shares
	MONEY MARKET INSTRUMENTS (1.8%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.8%)
3,062,587	State Street Institutional Treasury Money Market Fund Premier Class, 2.19%(l) (cost: $3,063)			3,063
	Total Investments (cost: $172,246)			$ 167,051

Number of Contracts	Description	Expiration Date	Notional Amount (000)	Contract Value (000)	Unrealized Appreciation/(Depreciation) (000)
FUTURES (0.3%)
SHORT FUTURES
Interest Rate Contracts
2	U.S. Treasury Bond	3/20/2019	USD (279)	$ (280)	$ (1)
2	U.S. Treasury Note	3/29/2019	USD (226)	(226)	-
	Total Short Futures			$ (506)	$ (1)
	Total Futures			$ (506)	$ (1)

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$ —	$ 4,591	$ —	$ 4,591
Bank Loans	—	739	—	739
Collateralized Loan Obligations	—	993	—	993
Commercial Mortgage Securities	—	1,322	—	1,322
Corporate Obligations	—	65,464	—	65,464
Eurodollar and Yankee Obligations	—	23,258	—	23,258
Municipal Obligations	—	3,454	—	3,454
U.S. Government Agency Issues	—	17,748	—	17,748
U.S. Treasury Securities	46,419	—	—	46,419
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	3,063	—	—	3,063
Total	$49,482	$117,569	$—	$167,051

Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures (1)	$ (1)	$ —	$ —	$ (1)
Total	$(1)	$—	$—	$(1)

Portfolio of Investments    |    10

(1)	Futures are valued at the unrealized appreciation/(depreciation) on the investment.
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
For the period of September 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

11    |    USAA Core Intermediate-Term Bond ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA Core Intermediate-Term Bond ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

Notes to Portfolio of Investments    |    12

1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.
7.  Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on

13    |    USAA Core Intermediate-Term Bond ETF

the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.
8.   In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard

Notes to Portfolio of Investments    |    14

settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At November 30, 2018, the Fund had no securities on loan.
D.  Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.
E.  Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund’s investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund’s derivative agreements held at November 30, 2018, did not include master netting provisions.
Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in

15    |    USAA Core Intermediate-Term Bond ETF

which case, the Fund may not achieve the anticipated benefits of the futures contracts.
F.   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $166,985,000 at November 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.1% of net assets at November 30, 2018.
G.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund’s financial statements and various filings.
H.  Upcoming Accounting Pronouncements – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.
In August 2018, the FASB issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.
CATEGORIES AND DEFINITIONS
Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in,

Notes to Portfolio of Investments    |    16

and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.
Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2018.
(c)	Senior loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at November 30, 2018. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(d)	Stated interest rates may change slightly over time as underlying mortgages paydown.

17    |    USAA Core Intermediate-Term Bond ETF

(e)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(f)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
(g)	U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.
(h)	Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(i)	Securities with a value of $1,913,000 are segregated as collateral for initial margin requirements on open futures contracts.
(j)	The security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2018.
(k)	At November 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(l)	Rate represents the money market fund annualized seven-day yield at November 30, 2018.

Notes to Portfolio of Investments    |    18

PORTFOLIO OF INVESTMENTS
1st QUARTER
USAA MSCI USA Value Momentum Blend Index ETF
November 30, 2018
(Form N-Q)
98746-0119	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI USA Value Momentum Blend Index ETF
November 30, 2018 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.6%)
	COMMON STOCKS (99.6%)
	Basic Materials (4.8%)
	Chemicals (3.5%)
13,553	Celanese Corp.	$ 1,368
35,942	CF Industries Holdings, Inc.	1,516
36,810	Chemours Co.	1,048
16,940	Eastman Chemical Co.	1,335
10,900	Linde plc	1,734
27,854	LyondellBasell Industries N.V. “A”	2,599
60,807	Mosaic Co.	2,189
30,236	Westlake Chemical Corp.	2,192
		13,981
	Iron/Steel (1.0%)
36,480	Nucor Corp.	2,204
50,377	Steel Dynamics, Inc.	1,773
		3,977
	Mining (0.3%)
86,005	Freeport-McMoRan, Inc.	1,027
	Total Basic Materials	18,985
	Communications (6.8%)
	Internet (0.9%)
16,168	F5 Networks, Inc.(a)	2,780
15,468	TripAdvisor, Inc.(a)	991
		3,771
	Media (2.8%)
41,900	Comcast Corp. “A”	1,635
65,051	Discovery, Inc. “A”(a)	1,998
37,121	Liberty Media Corp.-Liberty SiriusXM “A”(a)	1,477
105,227	News Corp. “A”	1,366
55,660	Twenty-First Century Fox, Inc. “A”	2,753
53,006	Viacom, Inc. “B”	1,636
		10,865
	Telecommunications (3.1%)
55,800	AT&T, Inc.	1,743
90,077	CenturyLink, Inc.	1,694
67,301	Cisco Systems, Inc.	3,222
44,300	Juniper Networks, Inc.	1,272
13,891	Motorola Solutions, Inc.	1,823
113,200	Sprint Corp.(a)	711

1    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
27,320	Verizon Communications, Inc.	$ 1,647
		12,112
	Total Communications	26,748
	Consumer, Cyclical (16.5%)
	Airlines (2.3%)
50,346	American Airlines Group, Inc.	2,022
44,377	Delta Air Lines, Inc.	2,694
41,912	Southwest Airlines Co.	2,289
21,874	United Continental Holdings, Inc.(a)	2,115
		9,120
	Apparel (1.0%)
29,060	Michael Kors Holdings Ltd.(a)	1,272
8,553	PVH Corp.	945
14,338	Ralph Lauren Corp.	1,597
		3,814
	Auto Manufacturers (1.7%)
291,082	Ford Motor Co.	2,739
70,499	General Motors Co.	2,675
21,100	PACCAR, Inc.	1,313
		6,727
	Auto Parts & Equipment (1.8%)
15,077	Autoliv, Inc.	1,295
24,976	BorgWarner, Inc.	988
96,009	Goodyear Tire & Rubber Co.	2,224
18,921	Lear Corp.	2,578
		7,085
	Distribution/Wholesale (0.9%)
24,653	Copart, Inc.(a)	1,262
6,706	WW Grainger, Inc.	2,106
		3,368
	Home Builders (1.5%)
31,743	DR Horton, Inc.	1,181
56,273	Lennar Corp. “A”	2,405
91,403	PulteGroup, Inc.	2,424
		6,010
	Housewares (0.2%)
40,800	Newell Brands, Inc.	955
	Leisure Time (0.3%)
19,486	Norwegian Cruise Line Holdings Ltd.(a)	1,000
	Retail (6.8%)
5,600	Advance Auto Parts, Inc.	995
27,245	Best Buy Co., Inc.	1,760
8,316	Costco Wholesale Corp.	1,923
62,159	Gap, Inc.	1,696
24,367	Kohl's Corp.	1,637
13,871	Lululemon Athletica, Inc.(a)	1,839
45,039	Macy's, Inc.	1,541
15,800	Nordstrom, Inc.	835
16,700	Ross Stores, Inc.	1,463
33,875	Target Corp.	2,404
9,365	Tiffany & Co.	852
71,181	TJX Companies, Inc.	3,477
11,800	Tractor Supply Co.	1,123

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
42,090	Walgreens Boots Alliance, Inc.	$ 3,564
16,861	Walmart, Inc.	1,646
		26,755
	Total Consumer, Cyclical	64,834
	Consumer, Non-cyclical (22.9%)
	Agriculture (1.2%)
57,253	Archer-Daniels-Midland Co.	2,635
38,563	Bunge Ltd.	2,201
		4,836
	Beverages (0.6%)
38,651	Molson Coors Brewing Co. “B”	2,542
	Biotechnology (1.2%)
35,284	Gilead Sciences, Inc.	2,538
17,095	United Therapeutics Corp.(a)	2,019
		4,557
	Commercial Services (2.2%)
8,583	Cintas Corp.	1,608
16,913	Robert Half International, Inc.	1,046
35,525	Square, Inc. “A”(a)	2,481
12,666	United Rentals, Inc.(a)	1,484
15,900	Verisk Analytics, Inc.(a)	1,961
		8,580
	Cosmetics/Personal Care (0.5%)
13,167	Estee Lauder Companies, Inc. “A”	1,878
	Food (2.7%)
32,200	Hormel Foods Corp.	1,452
11,987	JM Smucker Co.	1,253
68,218	Kroger Co.	2,023
11,300	McCormick & Co., Inc.	1,695
26,205	Sysco Corp.	1,766
44,069	Tyson Foods, Inc. “A”	2,598
		10,787
	Healthcare-Products (2.7%)
48,524	Abbott Laboratories	3,593
2,613	ABIOMED, Inc.(a)	869
3,171	Align Technology, Inc.(a)	729
6,293	Intuitive Surgical, Inc.(a)	3,341
8,194	Thermo Fisher Scientific, Inc.	2,045
		10,577
	Healthcare-Services (6.4%)
11,004	Anthem, Inc.	3,192
16,449	Centene Corp.(a)	2,340
6,600	Cigna Corp.	1,474
22,131	HCA Healthcare, Inc.	3,187
8,914	Humana, Inc.	2,937
12,851	IQVIA Holdings, Inc.(a)	1,607
13,868	Laboratory Corp. of America Holdings(a)	2,020
13,536	UnitedHealth Group, Inc.	3,808
22,631	Universal Health Services, Inc. “B”	3,123
5,100	WellCare Health Plans, Inc.(a)	1,300
		24,988
	Pharmaceuticals (5.4%)
12,680	Allergan plc	1,986

3    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
35,913	CVS Health Corp.	$ 2,880
5,300	DexCom, Inc.(a)	687
12,800	Eli Lilly & Co.	1,519
29,765	Express Scripts Holding Co.(a)	3,020
6,211	Jazz Pharmaceuticals plc(a)	939
8,136	McKesson Corp.	1,013
23,200	Merck & Co., Inc.	1,841
49,983	Mylan N.V.(a)	1,692
85,651	Pfizer, Inc.	3,960
17,999	Zoetis, Inc.	1,689
		21,226
	Total Consumer, Non-cyclical	89,971
	Energy (4.0%)
	Oil & Gas (4.0%)
127,293	Antero Resources Corp.(a)	1,672
14,630	Chevron Corp.	1,740
30,345	ConocoPhillips	2,008
29,137	HollyFrontier Corp.	1,820
71,408	Marathon Oil Corp.	1,192
40,422	Marathon Petroleum Corp.	2,634
29,826	Phillips 66	2,789
25,990	Valero Energy Corp.	2,077
	Total Energy	15,932
	Financial (21.4%)
	Banks (4.8%)
83,137	Bank of America Corp.	2,361
28,423	Capital One Financial Corp.	2,549
53,033	CIT Group, Inc.	2,462
39,760	Citigroup, Inc.	2,576
64,051	Citizens Financial Group, Inc.	2,329
14,434	J.P. Morgan Chase & Co.	1,605
51,305	Morgan Stanley	2,278
130,714	Regions Financial Corp.	2,150
2,944	SVB Financial Group(a)	750
		19,060
	Diversified Financial Services (2.8%)
103,604	Ally Financial, Inc.	2,764
8,400	CME Group, Inc.	1,597
53,100	Jefferies Financial Group, Inc.	1,160
19,790	Mastercard, Inc. “A”	3,979
13,968	T. Rowe Price Group, Inc.	1,388
		10,888
	Insurance (6.7%)
46,950	Aflac, Inc.	2,148
2,800	Alleghany Corp.	1,767
21,845	Allstate Corp.	1,948
14,523	Assurant, Inc.	1,412
31,200	Athene Holding Ltd. “A”(a)	1,357
69,100	AXA Equitable Holdings, Inc.	1,360
35,367	Brighthouse Financial, Inc.(a)	1,424
33,824	Lincoln National Corp.	2,130
54,090	MetLife, Inc.	2,414
58,164	Progressive Corp.	3,856
28,609	Prudential Financial, Inc.	2,682
11,982	Reinsurance Group of America, Inc.	1,790
45,172	Voya Financial, Inc.	2,030
		26,318

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
	Real Estate (0.9%)
29,248	CBRE Group, Inc. “A”(a)	$ 1,278
15,197	Jones Lang LaSalle, Inc.	2,176
		3,454
	REITS (6.2%)
129,440	AGNC Investment Corp.	2,291
10,100	American Tower Corp.	1,661
17,024	Extra Space Storage, Inc.	1,634
38,400	HCP, Inc.	1,124
139,834	Host Hotels & Resorts, Inc.	2,657
69,126	National Retail Properties, Inc.	3,460
8,211	Public Storage	1,751
24,000	Realty Income Corp.	1,538
19,854	Simon Property Group, Inc.	3,687
404,634	VEREIT, Inc.	3,096
19,000	Welltower, Inc.	1,374
		24,273
	Total Financial	83,993
	Industrial (8.7%)
	Aerospace/Defense (1.1%)
4,288	Boeing Co.	1,487
33,592	Spirit AeroSystems Holdings, Inc. “A”	2,750
		4,237
	Building Materials (0.6%)
47,553	Owens Corning	2,480
	Electronics (0.4%)
45,341	Corning, Inc.	1,461
	Engineering & Construction (0.9%)
22,916	Fluor Corp.	938
38,470	Jacobs Engineering Group, Inc.	2,526
		3,464
	Environmental Control (0.5%)
28,200	Republic Services, Inc.	2,181
	Miscellaneous Manufacturers (1.1%)
19,046	Eaton Corp. plc	1,465
15,000	Ingersoll-Rand plc	1,553
21,307	Textron, Inc.	1,196
		4,214
	Packaging & Containers (1.0%)
33,400	Ball Corp.	1,640
48,114	Westrock Co.	2,267
		3,907
	Transportation (3.1%)
33,043	CSX Corp.	2,400
5,874	FedEx Corp.	1,345
69,488	Knight-Swift Transportation Holdings, Inc.	2,409
15,978	Norfolk Southern Corp.	2,728
20,984	Union Pacific Corp.	3,227
		12,109
	Total Industrial	34,053

5    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Technology (7.6%)
	Computers (3.5%)
7,000	Apple, Inc.	$ 1,250
13,632	Dell Technologies, Inc. “V”(a)	1,438
27,132	DXC Technology Co.	1,710
30,681	Fortinet, Inc.(a)	2,266
159,881	Hewlett Packard Enterprise Co.	2,398
27,650	NetApp, Inc.	1,849
31,349	Seagate Technology plc	1,351
30,219	Western Digital Corp.	1,372
		13,634
	Semiconductors (1.6%)
30,216	Intel Corp.	1,490
6,316	Lam Research Corp.	991
35,720	Micron Technology, Inc.(a)	1,378
21,673	Qorvo, Inc.(a)	1,426
19,400	QUALCOMM, Inc.	1,130
		6,415
	Software (2.5%)
6,421	Adobe, Inc.(a)	1,611
31,340	Broadridge Financial Solutions, Inc.	3,318
51,776	First Data Corp. “A”(a)	988
13,800	Jack Henry & Associates, Inc.	1,928
17,300	Microsoft Corp.	1,918
		9,763
	Total Technology	29,812
	Utilities (6.9%)
	Electric (6.9%)
194,375	AES Corp.	3,011
34,905	Ameren Corp.	2,395
25,789	Entergy Corp.	2,245
79,563	Exelon Corp.	3,691
89,122	FirstEnergy Corp.	3,371
17,800	NRG Energy, Inc.	684
93,100	PG&E Corp.(a)	2,456
71,935	Public Service Enterprise Group, Inc.	4,021
25,279	SCANA Corp.	1,180
169,277	Vistra Energy Corp.(a)	3,975
	Total Utilities	27,029
	Total Common Stocks (cost: $397,241)	391,357
	Total Equity Securities (cost: $397,241)	391,357
	MONEY MARKET INSTRUMENTS (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
133,076	State Street Institutional Treasury Money Market Fund Premier Class, 2.19%(b) (cost: $133)	133
	Total Investments (cost: $397,374)	$ 391,490

Portfolio of Investments    |    6

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 391,357	$ —	$ —	$ 391,357
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	133	—	—	133
Total	$391,490	$—	$—	$391,490
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
For the period of September 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7    |    USAA MSCI USA Value Momentum Blend Index ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA MSCI USA Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

Notes to Portfolio of Investments    |    8

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund's subadvisor(s) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.   In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely

9    |    USAA MSCI USA Value Momentum Blend Index ETF

used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At November 30, 2018, the Fund had no securities on loan.
D.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $392,839,000 at November 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Notes to Portfolio of Investments    |    10

E.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund’s financial statements and various filings.
F.  Upcoming Accounting Pronouncement – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Non-income-producing security.
(b)	Rate represents the money market fund annualized seven-day yield at November 30, 2018.

11    |    USAA MSCI USA Value Momentum Blend Index ETF

PORTFOLIO OF INVESTMENTS
1st QUARTER
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
November 30, 2018
(Form N-Q)
98746-0119	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
November 30, 2018 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.5%)
	COMMON STOCKS (99.5%)
	Basic Materials (3.1%)
	Chemicals (1.2%)
4,264	Ashland Global Holdings, Inc.	$ 349
10,687	Codexis, Inc.(a)	234
3,146	Huntsman Corp.	63
6,863	Platform Specialty Products Corp.(a)	81
7,505	Rayonier Advanced Materials, Inc.	111
2,484	RPM International, Inc.	164
		1,002
	Forest Products & Paper (0.9%)
2,821	Clearwater Paper Corp.(a)	87
5,905	Domtar Corp.	257
14,295	Mercer International, Inc.	175
10,087	Resolute Forest Products, Inc.(a)	111
7,072	Verso Corp. “A”(a)	178
		808
	Iron/Steel (0.9%)
4,443	Cleveland-Cliffs, Inc.(a)	41
9,419	Commercial Metals Co.	181
3,600	Reliance Steel & Aluminum Co.	290
6,356	Schnitzer Steel Industries, Inc. “A”	178
3,634	United States Steel Corp.	84
		774
	Mining (0.1%)
1,879	Materion Corp.	100
	Total Basic Materials	2,684
	Communications (4.5%)
	Advertising (0.3%)
1,617	Trade Desk, Inc. “A”(a)	230
	Internet (1.7%)
3,113	Boingo Wireless, Inc.(a)	78
2,925	Etsy, Inc.(a)	158
9,750	Perficient, Inc.(a)	247
9,626	QuinStreet, Inc.(a)	155
2,350	RingCentral, Inc. “A”(a)	195
5,437	TechTarget, Inc.(a)	78
2,584	Twilio, Inc. “A”(a)	244
7,642	XO Group, Inc.(a)	264
		1,419

1    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Media (1.2%)
202	Cable One, Inc.	$ 182
42,343	Entravision Communications Corp. “A”	137
19,185	Gannett Co., Inc.	199
9,827	Gray Television, Inc.(a)	182
5,164	New York Times Co. “A”	138
2,955	World Wrestling Entertainment, Inc. “A”	218
		1,056
	Telecommunications (1.3%)
1,304	ATN International, Inc.	110
2,861	Ciena Corp.(a)	93
3,632	Finisar Corp.(a)	85
23,670	Frontier Communications Corp.	85
8,773	Iridium Communications, Inc.(a)	210
9,798	Mitel Networks Corp.(a)	109
3,366	Telephone & Data Systems, Inc.	120
2,075	United States Cellular Corp.(a)	116
15,939	Vonage Holdings Corp.(a)	169
		1,097
	Total Communications	3,802
	Consumer, Cyclical (11.9%)
	Airlines (0.8%)
4,533	Hawaiian Holdings, Inc.	182
3,735	SkyWest, Inc.	215
4,079	Spirit Airlines, Inc.(a)	262
		659
	Apparel (0.5%)
7,667	Crocs, Inc.(a)	213
1,730	Deckers Outdoor Corp.(a)	230
		443
	Auto Parts & Equipment (0.7%)
13,036	American Axle & Manufacturing Holdings, Inc.(a)	162
1,000	Cooper-Standard Holdings, Inc.(a)	73
2,530	Gentherm, Inc.(a)	118
6,200	Spartan Motors, Inc.	50
6,517	Tower International, Inc.	183
		586
	Distribution/Wholesale (1.4%)
1,439	Anixter International, Inc.(a)	92
2,997	Core-Mark Holding Co., Inc.	79
10,979	Essendant, Inc.	139
4,391	Fossil Group, Inc.(a)	85
1,664	G-III Apparel Group Ltd.(a)	67
9,778	Nexeo Solutions, Inc.(a)	95
5,933	ScanSource, Inc.(a)	226
8,942	Titan Machinery, Inc.(a)	157
3,306	Triton International Ltd.	112
3,874	Veritiv Corp.(a)	117
		1,169
	Entertainment (0.8%)
624	Churchill Downs, Inc.	174
2,300	Eldorado Resorts, Inc.(a)	101
3,497	International Speedway Corp. “A”	148
649	Madison Square Garden Co. “A”(a)	175

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
3,520	SeaWorld Entertainment, Inc.(a)	$ 100
		698
	Home Builders (0.8%)
13,810	Beazer Homes USA, Inc.(a)	155
9,437	Century Communities, Inc.(a)	194
10,358	KB Home	219
10,183	William Lyon Homes “A”(a)	127
		695
	Leisure Time (0.5%)
13,795	Callaway Golf Co.	236
4,812	Liberty TripAdvisor Holdings, Inc. “A”(a)	92
10,981	Vista Outdoor, Inc.(a)	125
		453
	Lodging (0.4%)
7,678	Marcus Corp.	326
	Office Furnishings (0.1%)
6,059	Steelcase, Inc. “A”	98
	Retail (5.9%)
6,185	Abercrombie & Fitch Co. “A”	129
7,888	American Eagle Outfitters, Inc.	165
1,196	America's Car-Mart, Inc.(a)	89
25,255	Ascena Retail Group, Inc.(a)	76
26,597	Barnes & Noble Education, Inc.(a)	177
13,802	Barnes & Noble, Inc.	104
7,770	Bed Bath & Beyond, Inc.	100
4,002	BJ's Restaurants, Inc.	217
4,861	Boot Barn Holdings, Inc.(a)	110
8,045	Buckle, Inc.	154
9,154	Cato Corp. “A”	138
6,782	Citi Trends, Inc.	139
5,583	Dick's Sporting Goods, Inc.	201
2,234	Dillard's, Inc. “A”	155
7,060	DSW, Inc. “A”	196
3,146	Duluth Holdings, Inc. “B”(a)	99
15,409	Express, Inc.(a)	96
14,549	EZCORP, Inc. “A”(a)	139
3,280	Fiesta Restaurant Group, Inc.(a)	62
1,732	Five Below, Inc.(a)	182
1,594	Foot Locker, Inc.	90
2,194	Freshpet, Inc.(a)	72
13,174	GameStop Corp. “A”	180
3,832	Genesco, Inc.(a)	160
6,562	Guess?, Inc.	156
7,663	Hibbett Sports, Inc.(a)	119
3,982	Movado Group, Inc.	150
45,893	Office Depot, Inc.	148
1,333	Ollie's Bargain Outlet Holdings, Inc.(a)	118
7,820	Party City Holdco, Inc.(a)	93
5,081	Regis Corp.(a)	93
384	RH (a)	45
4,449	Shoe Carnival, Inc.	169
2,707	Signet Jewelers Ltd.	143
4,411	Urban Outfitters, Inc.(a)	168
10,804	Vera Bradley, Inc.(a)	119
3,607	World Fuel Services Corp.	93
6,327	Zumiez, Inc.(a)	125
		4,969
	Total Consumer, Cyclical	10,096

3    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Consumer, Non-cyclical (26.7%)
	Agriculture (0.4%)
3,100	Turning Point Brands, Inc.	$ 92
3,581	Universal Corp.	227
		319
	Biotechnology (2.4%)
902	AnaptysBio, Inc.(a)	67
13,618	ArQule, Inc.(a)	51
6,930	Arrowhead Pharmaceuticals, Inc.(a)	101
1,152	Bio-Rad Laboratories, Inc. “A”(a)	316
1,815	Cambrex Corp.(a)	87
3,277	CytomX Therapeutics, Inc.(a)	45
2,762	Emergent BioSolutions, Inc.(a)	201
4,605	Endocyte, Inc.(a)	109
5,384	Immunomedics, Inc.(a)	108
460	Ligand Pharmaceuticals, Inc.(a)	73
782	Loxo Oncology, Inc.(a)	110
4,451	Myriad Genetics, Inc.(a)	143
12,923	NeoGenomics, Inc.(a)	212
64,054	PDL BioPharma, Inc.(a)	197
1,878	REGENXBIO, Inc.(a)	112
2,774	Spectrum Pharmaceuticals, Inc.(a)	40
3,551	Viking Therapeutics, Inc.(a)	40
		2,012
	Commercial Services (7.4%)
2,002	Aaron's, Inc.	94
3,800	Adtalem Global Education, Inc.(a)	219
4,091	American Public Education, Inc.(a)	130
1,688	AMN Healthcare Services, Inc.(a)	108
1,435	ASGN, Inc.(a)	99
2,403	Barrett Business Services, Inc.	169
2,912	Booz Allen Hamilton Holding Corp.	149
4,692	CAI International, Inc.(a)	115
16,053	CBIZ, Inc.(a)	339
3,086	Chegg, Inc.(a)	86
7,385	Ennis, Inc.	144
1,125	Euronet Worldwide, Inc.(a)	132
10,295	EVERTEC, Inc.	281
3,247	FTI Consulting, Inc.(a)	228
280	Graham Holdings Co. “B”	185
2,336	Grand Canyon Education, Inc.(a)	286
3,184	Green Dot Corp. “A”(a)	265
2,132	HealthEquity, Inc.(a)	189
4,454	Heidrick & Struggles International, Inc.	163
5,890	HMS Holdings Corp.(a)	211
2,110	Huron Consulting Group, Inc.(a)	118
3,611	ICF International, Inc.	253
2,390	Insperity, Inc.	239
3,439	K12, Inc.(a)	82
11,124	Kelly Services, Inc. “A”	255
2,431	Kforce, Inc.	77
1,709	Korn/Ferry International	84
19,830	LSC Communications, Inc.	199
1,088	Medifast, Inc.	162
3,066	Morningstar, Inc.	362
11,136	Navigant Consulting, Inc.	285
28,009	Net 1 UEPS Technologies, Inc.(a)	153
7,406	Quad/Graphics, Inc.	121
5,096	Rent-A-Center, Inc.(a)	75
3,382	TrueBlue, Inc.(a)	85

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
822	WEX, Inc.(a)	$ 127
		6,269
	Food (1.3%)
9,969	Darling Ingredients, Inc.(a)	218
6,025	Ingles Markets, Inc. “A”	175
5,293	Simply Good Foods Co.(a)	108
11,890	Smart & Final Stores, Inc.(a)	76
7,592	SpartanNash Co.	142
7,236	United Natural Foods, Inc.(a)	156
5,340	Weis Markets, Inc.	245
		1,120
	Healthcare-Products (7.2%)
11,367	AngioDynamics, Inc.(a)	244
5,732	AtriCure, Inc.(a)	192
4,116	Avanos Medical, Inc. (a)	196
4,687	AxoGen, Inc.(a)	157
2,088	Bio-Techne Corp.	337
2,749	BioTelemetry, Inc.(a)	195
1,657	CareDx, Inc.(a)	48
10,821	Cerus Corp.(a)	57
3,615	CONMED Corp.	246
6,616	CryoLife, Inc.(a)	201
2,905	Genomic Health, Inc.(a)	230
1,009	Glaukos Corp.(a)	66
4,732	Globus Medical, Inc. “A”(a)	229
2,568	Haemonetics Corp.(a)	275
3,474	Hill-Rom Holdings, Inc.	337
1,004	ICU Medical, Inc.(a)	241
1,068	Inogen, Inc.(a)	157
2,101	Insulet Corp.(a)	176
2,265	Integer Holdings Corp.(a)	201
2,047	LivaNova plc(a)	207
8,533	Luminex Corp.	251
1,257	Masimo Corp.(a)	139
3,887	Merit Medical Systems, Inc.(a)	245
4,232	Novocure Ltd.(a)	145
4,519	Orthofix Medical, Inc.(a)	272
2,501	Quidel Corp.(a)	152
1,400	Repligen Corp.(a)	91
3,655	STAAR Surgical Co.(a)	139
3,424	STERIS plc	408
3,362	Surmodics, Inc.(a)	204
1,154	Tactile Systems Technology, Inc.(a)	65
		6,103
	Healthcare-Services (5.0%)
2,896	Acadia Healthcare Co., Inc.(a)	98
2,822	Addus HomeCare Corp.(a)	210
1,761	Amedisys, Inc.(a)	240
3,897	American Renal Associates Holdings, Inc.(a)	65
1,357	Charles River Laboratories International, Inc.(a)	183
1,130	Chemed Corp.	358
4,414	Encompass Health Corp.	332
5,427	Ensign Group, Inc.	246
4,018	Invitae Corp.(a)	56
2,198	LHC Group, Inc.(a)	231
1,657	Magellan Health, Inc.(a)	90
2,512	Medpace Holdings, Inc.(a)	156
1,340	Molina Healthcare, Inc.(a)	187
2,832	Natera, Inc.(a)	49
2,526	National HealthCare Corp.	211
4,199	Providence Service Corp.(a)	297
15,985	R1 RCM, Inc.(a)	146

5    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
14,239	RadNet, Inc.(a)	$ 184
10,672	Select Medical Holdings Corp.(a)	207
5,017	Surgery Partners, Inc.(a)	72
1,078	Teladoc Health, Inc.(a)	67
5,255	Tenet Healthcare Corp.(a)	137
7,510	Triple-S Management Corp. “B”(a)	143
2,478	U.S. Physical Therapy, Inc.	295
		4,260
	Household Products/Wares (0.3%)
8,981	ACCO Brands Corp.	73
949	Helen of Troy Ltd.(a)	136
5,395	Rosetta Stone, Inc.(a)	90
		299
	Pharmaceuticals (2.7%)
3,292	Diplomat Pharmacy, Inc.(a)	51
1,625	Enanta Pharmaceuticals, Inc.(a)	129
7,192	Endo International plc(a)	86
1,276	G1 Therapeutics, Inc.(a)	49
2,640	Horizon Pharma plc(a)	53
587	Madrigal Pharmaceuticals, Inc.(a)	68
3,955	Mallinckrodt plc(a)	94
1,892	Mirati Therapeutics, Inc.(a)	73
2,752	Momenta Pharmaceuticals, Inc.(a)	32
1,286	MyoKardia, Inc.(a)	80
1,628	Neogen Corp.(a)	105
1,485	Neurocrine Biosciences, Inc.(a)	131
1,384	Pacira Pharmaceuticals, Inc.(a)	67
5,578	Phibro Animal Health Corp. “A”	189
2,493	PRA Health Sciences, Inc.(a)	291
3,925	Premier, Inc. “A”(a)	156
3,057	Prestige Consumer Healthcare, Inc.(a)	119
2,029	Reata Pharmaceuticals, Inc. “A”(a)	128
740	Sarepta Therapeutics, Inc.(a)	96
1,697	Supernus Pharmaceuticals, Inc.(a)	80
1,825	USANA Health Sciences, Inc.(a)	223
1,064	Zogenix, Inc.(a)	44
		2,344
	Total Consumer, Non-cyclical	22,726
	Energy (5.3%)
	Coal (0.5%)
728	Arch Coal, Inc. “A”	59
1,749	CONSOL Energy, Inc.(a)	60
1,946	Peabody Energy Corp.	61
7,890	Warrior Met Coal, Inc.	187
		367
	Energy-Alternate Sources (1.3%)
3,301	First Solar, Inc.(a)	147
7,957	FutureFuel Corp.	138
4,972	NextEra Energy Partners, LP	232
7,357	Renewable Energy Group, Inc.(a)	198
1,423	SolarEdge Technologies, Inc.(a)	55
12,128	Sunrun, Inc.(a)	178
6,175	TerraForm Power, Inc. “A”	71
3,961	TPI Composites, Inc.(a)	108
		1,127
	Oil & Gas (3.2%)
3,135	Bonanza Creek Energy, Inc.(a)	83
2,861	Carrizo Oil & Gas, Inc.(a)	49

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
4,252	CNX Resources Corp.(a)	$ 59
3,912	CVR Energy, Inc.	148
3,887	Delek U.S. Holdings, Inc.	155
28,783	Denbury Resources, Inc.(a)	65
5,014	Diamond Offshore Drilling, Inc.(a)	63
18,086	Ensco plc “A”	103
56,421	Gran Tierra Energy, Inc.(a)	151
14,937	Gulfport Energy Corp.(a)	127
22,710	Halcon Resources Corp.(a)	64
20,553	HighPoint Resources Corp.(a)	67
2,201	Mammoth Energy Services, Inc.	55
2,318	Murphy Oil Corp.	74
21,624	Noble Corp. plc(a)	90
16,301	Northern Oil and Gas, Inc.(a)	41
4,908	Oasis Petroleum, Inc.(a)	35
4,244	PBF Energy, Inc. “A”	164
1,984	Penn Virginia Corp.(a)	115
7,999	QEP Resources, Inc.(a)	64
4,223	Range Resources Corp.	61
10,101	Rowan Companies plc “A”(a)	140
10,982	SandRidge Energy, Inc.(a)	108
23,394	Southwestern Energy Co.(a)	113
349	Texas Pacific Land Trust	202
13,232	Transocean Ltd.(a)	123
3,872	Unit Corp.(a)	81
2,521	Whiting Petroleum Corp.(a)	76
3,211	WildHorse Resource Development Corp.(a)	59
		2,735
	Oil & Gas Services (0.3%)
644	KLX Energy Services Holdings, Inc.(a)	13
3,442	Matrix Service Co.(a)	70
8,186	McDermott International, Inc.(a)	71
2,471	SEACOR Holdings, Inc.(a)	103
		257
	Total Energy	4,486
	Financial (29.6%)
	Banks (1.9%)
7,747	Bancorp, Inc.(a)	77
18,456	First Bancorp	167
4,314	First Bancorp	173
4,698	Heritage Financial Corp.	164
9,309	OFG Bancorp	169
7,954	Opus Bank	172
5,112	Popular, Inc.	288
5,693	TCF Financial Corp.	128
7,449	Umpqua Holdings Corp.	143
3,528	WesBanco, Inc.	154
		1,635
	Diversified Financial Services (3.4%)
6,397	Air Lease Corp.	249
12,740	Aircastle Ltd.	238
4,190	Altisource Portfolio Solutions S.A.(a)	100
27,630	Arlington Asset Investment Corp. “A”	237
4,853	Blucora, Inc.(a)	150
12,172	Cowen, Inc.(a)	194
2,752	Encore Capital Group, Inc.(a)	77
4,579	Enova International, Inc.(a)	101
1,494	Federal Agricultural Mortgage Corp. “C”	99
13,902	Granite Point Mortgage Trust, Inc.	264
3,331	Greenhill & Co., Inc.	78
8,318	Legg Mason, Inc.	241

7    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
3,428	Mr Cooper Group, Inc.(a)	$ 52
16,338	Navient Corp.	188
4,023	Nelnet, Inc. “A”	219
4,761	OneMain Holdings, Inc.(a)	139
12,955	TPG RE Finance Trust, Inc.	255
		2,881
	Insurance (6.1%)
10,113	Ambac Financial Group, Inc.(a)	177
4,752	American Equity Investment Life Holding Co.	162
3,274	American National Insurance Co.	418
6,122	Argo Group International Holdings Ltd.	424
3,544	Aspen Insurance Holdings Ltd.	148
7,542	Assured Guaranty Ltd.	308
14,223	CNO Financial Group, Inc.	260
1,640	eHealth, Inc.(a)	63
2,955	Essent Group Ltd.(a)	114
28,322	Genworth Financial, Inc. “A”(a)	132
1,699	Hanover Insurance Group, Inc.	195
10,840	Heritage Insurance Holdings, Inc.	174
2,731	Kemper Corp.	208
46,258	Maiden Holdings Ltd.	117
2,407	Mercury General Corp.	136
8,864	MGIC Investment Corp.(a)	104
9,935	National General Holdings Corp.	264
1,020	National Western Life Group, Inc. “A”	313
1,952	Navigators Group, Inc.	136
8,432	NMI Holdings, Inc. “A”(a)	165
8,342	Old Republic International Corp.	188
5,605	Radian Group, Inc.	103
2,415	Safety Insurance Group, Inc.	212
25,700	Third Point Reinsurance Ltd.(a)	265
3,194	United Fire Group, Inc.	172
4,460	United Insurance Holdings Corp.	87
3,669	Universal Insurance Holdings, Inc.	161
		5,206
	Real Estate (1.4%)
4,758	HFF, Inc. “A”	192
5,997	Marcus & Millichap, Inc.(a)	219
2,534	McGrath RentCorp	135
6,038	RE/MAX Holdings, Inc. “A”	199
6,394	Realogy Holdings Corp.	123
4,123	RMR Group, Inc. “A”	267
		1,135
	REITS (16.8%)
18,638	AG Mortgage Investment Trust, Inc.	338
2,952	Agree Realty Corp.	176
4,687	American Assets Trust, Inc.	195
26,498	Apollo Commercial Real Estate Finance, Inc.	502
34,157	Arbor Realty Trust, Inc.	405
11,893	Armada Hoffler Properties, Inc.	181
15,701	ARMOUR Residential REIT, Inc.	348
15,641	Ashford Hospitality Trust, Inc.	77
6,699	Blackstone Mortgage Trust, Inc. “A”	235
18,688	Braemar Hotels & Resorts, Inc.	177
7,575	CareTrust REIT, Inc.	152
6,800	Chatham Lodging Trust	136
11,256	Chesapeake Lodging Trust	333
20,152	Chimera Investment Corp.	387
5,358	Community Healthcare Trust, Inc.	169
7,671	CoreCivic, Inc.	168
6,376	CorePoint Lodging, Inc.	90
6,064	CubeSmart	189

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
24,820	DiamondRock Hospitality Co.	$ 262
3,998	EastGroup Properties, Inc.	400
2,525	EPR Properties	179
2,112	Equity LifeStyle Properties, Inc.	210
18,281	Exantas Capital Corp.	204
5,530	Forest City Realty Trust, Inc. “A”	140
8,022	GEO Group, Inc.	186
7,185	Hersha Hospitality Trust	137
12,072	InfraREIT, Inc.(a)	276
22,379	Invesco Mortgage Capital, Inc.	349
6,198	KKR Real Estate Finance Trust, Inc.	121
17,178	Ladder Capital Corp.	303
2,184	Lamar Advertising Co. “A”	166
8,046	LaSalle Hotel Properties	258
3,397	Life Storage, Inc.	332
4,017	LTC Properties, Inc.	186
9,176	Medical Properties Trust, Inc.	158
32,688	MFA Financial, Inc.	237
5,846	National Storage Affiliates Trust	163
17,624	New Residential Investment Corp.	303
21,787	New York Mortgage Trust, Inc.	135
8,594	NexPoint Residential Trust, Inc.	314
3,946	Omega Healthcare Investors, Inc.	150
9,499	Park Hotels & Resorts, Inc.	293
6,332	Pebblebrook Hotel Trust	221
15,999	PennyMac Mortgage Investment Trust	337
3,587	PS Business Parks, Inc.	506
5,552	Rayonier, Inc.	176
16,989	Redwood Trust, Inc.	283
11,466	RPT Realty	164
4,045	Ryman Hospitality Properties, Inc.	300
37,845	Spirit Realty Capital, Inc.	281
13,196	Starwood Property Trust, Inc.	295
12,272	STORE Capital Corp.	368
19,182	Sunstone Hotel Investors, Inc.	293
7,079	Tier REIT, Inc.	167
29,566	Two Harbors Investment Corp.	425
29,462	Washington Prime Group, Inc.	184
27,284	Western Asset Mortgage Capital Corp.	275
13,770	Xenia Hotels & Resorts, Inc.	280
		14,275
	Total Financial	25,132
	Industrial (8.7%)
	Aerospace/Defense (0.5%)
823	Aerovironment, Inc.(a)	63
668	Esterline Technologies Corp.(a)	79
1,780	HEICO Corp.	151
751	Teledyne Technologies, Inc.(a)	169
		462
	Building Materials (0.6%)
6,135	Armstrong Flooring, Inc.(a)	96
2,026	Boise Cascade Co.	54
4,322	Louisiana-Pacific Corp.	99
4,403	PGT Innovations, Inc.(a)	85
2,491	Simpson Manufacturing Co., Inc.	145
		479
	Electrical Components & Equipment (0.0%)
1,349	Vicor Corp.(a)	48

9    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Electronics (3.3%)
3,534	Avnet, Inc.	$ 155
16,480	AVX Corp.	272
10,772	Benchmark Electronics, Inc.	257
5,309	Comtech Telecommunications Corp.	136
5,574	Electro Scientific Industries, Inc.(a)	164
9,664	Jabil, Inc.	241
5,485	KEMET Corp.	112
5,814	Kimball Electronics, Inc.(a)	103
11,191	Knowles Corp.(a)	170
4,145	PerkinElmer, Inc.	361
2,544	Plexus Corp.(a)	155
3,270	Stoneridge, Inc.(a)	87
2,609	Tech Data Corp.(a)	235
12,064	TTM Technologies, Inc.(a)	143
11,445	Vishay Intertechnology, Inc.	239
		2,830
	Engineering & Construction (0.4%)
975	Arcosa, Inc.(a)	27
2,478	Comfort Systems USA, Inc.	130
7,940	Tutor Perini Corp.(a)	148
		305
	Environmental Control (0.6%)
3,607	Casella Waste Systems, Inc. “A”(a)	118
2,123	Clean Harbors, Inc.(a)	137
2,304	Tetra Tech, Inc.	140
1,504	U.S. Ecology, Inc.	105
		500
	Machinery-Diversified (0.2%)
1,163	Chart Industries, Inc.(a)	74
2,678	Columbus McKinnon Corp.	93
		167
	Miscellaneous Manufacturers (0.9%)
3,360	American Railcar Industries, Inc.	236
2,793	Axon Enterprise, Inc.(a)	121
4,037	Fabrinet (a)	213
7,129	Trinity Industries, Inc.	170
		740
	Transportation (1.7%)
3,427	ArcBest Corp.	138
3,499	Atlas Air Worldwide Holdings, Inc.(a)	186
6,195	Covenant Transportation Group, Inc. “A”(a)	141
2,985	Echo Global Logistics, Inc.(a)	76
5,061	Genco Shipping & Trading Ltd.(a)	42
1,486	Genesee & Wyoming, Inc. “A”(a)	124
7,339	International Seaways, Inc.(a)	141
12,452	Marten Transport Ltd.	243
2,520	Matson, Inc.	99
4,040	Ryder System, Inc.	229
		1,419
	Trucking & Leasing (0.5%)
3,070	GATX Corp.	256
3,569	Greenbrier Companies, Inc.	175
		431
	Total Industrial	7,381

Portfolio of Investments    |    10

Number of Shares	Security	Market Value (000)
	Technology (6.3%)
	Computers (1.2%)
1,515	CACI International, Inc. “A”(a)	$ 250
11,805	Conduent, Inc.(a)	151
1,987	Nutanix, Inc. “A”(a)	89
1,237	Qualys, Inc.(a)	98
5,393	Sykes Enterprises, Inc.(a)	149
4,674	Unisys Corp.(a)	63
1,847	Virtusa Corp.(a)	82
2,774	Vocera Communications, Inc.(a)	110
7,369	Wesco Aircraft Holdings, Inc.(a)	70
		1,062
	Office/Business Equipment (0.1%)
512	Zebra Technologies Corp. “A”(a)	92
	Semiconductors (2.5%)
6,820	Alpha & Omega Semiconductor Ltd.(a)	75
22,473	Amkor Technology, Inc.(a)	154
1,395	Cabot Microelectronics Corp.	150
6,552	Cohu, Inc.	128
2,268	Cree, Inc.(a)	100
3,648	CTS Corp.	106
6,386	Diodes, Inc.(a)	222
1,874	Integrated Device Technology, Inc.(a)	90
9,663	Kulicke & Soffa Industries, Inc.	209
2,733	Mellanox Technologies Ltd.(a)	254
2,302	Nanometrics, Inc.(a)	74
20,858	Photronics, Inc.(a)	202
6,281	SMART Global Holdings, Inc.(a)	215
12,828	Ultra Clean Holdings, Inc.(a)	121
		2,100
	Software (2.5%)
4,361	Bottomline Technologies de, Inc.(a)	240
1,523	Coupa Software, Inc.(a)	98
2,733	Evolent Health, Inc. “A”(a)	70
8,016	LivePerson, Inc.(a)	151
4,411	LiveRamp Holdings, Inc.(a)	209
4,441	ManTech International Corp. “A”	250
1,097	New Relic, Inc.(a)	96
12,166	NextGen Healthcare, Inc.(a)	213
3,573	Omnicell, Inc.(a)	276
2,306	SPS Commerce, Inc.(a)	197
1,969	Tabula Rasa HealthCare, Inc.(a)	149
13,834	TiVo Corp.	137
		2,086
	Total Technology	5,340
	Utilities (3.4%)
	Electric (3.0%)
2,905	ALLETE, Inc.	236
5,906	Clearway Energy, Inc. “C”	108
6,642	El Paso Electric Co.	368
13,079	Hawaiian Electric Industries, Inc.	501
7,318	NorthWestern Corp.	468
4,326	Otter Tail Corp.	212
4,901	PNM Resources, Inc.	212
9,032	Portland General Electric Co.	435
		2,540

11    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Gas (0.4%)
2,868	National Fuel Gas Co.	$ 154
3,187	Vectren Corp.	229
		383
	Total Utilities	2,923
	Total Common Stocks (cost: $84,959)	84,570
	Total Equity Securities (cost: $84,959)	84,570
	MONEY MARKET INSTRUMENTS (0.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
204,626	State Street Institutional Treasury Money Market Fund Premier Class 2.19%(b) (cost: $205)	205
	Total Investments (cost: $85,164)	$ 84,775

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 84,570	$ —	$ —	$ 84,570
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	205	—	—	205
Total	$84,775	$—	$—	$84,775
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
For the period of September 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments    |    12

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA MSCI USA Small Cap Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

13    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund's subadvisor(s) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.   In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely

Notes to Portfolio of Investments    |    14

used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At November 30, 2018, the Fund had no securities on loan.
D.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $84,989,000 at November 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

15    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

E.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund’s financial statements and various filings.
F.  Upcoming Accounting Pronouncement – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Non-income-producing security.
(b)	Rate represents the money market fund annualized seven-day yield at November 30, 2018.

Notes to Portfolio of Investments    |    16

PORTFOLIO OF INVESTMENTS
1st QUARTER
USAA MSCI International Value Momentum Blend Index ETF
November 30, 2018
(Form N-Q)
98746-0119	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI International Value Momentum Blend Index ETF
November 30, 2018 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (98.7%)
	COMMON STOCKS (97.8%)
	Basic Materials (7.3%)
	Chemicals (2.7%)
25,300	Asahi Kasei Corp.	$ 277
9,768	Covestro AG(a)	562
122,663	Israel Chemicals Ltd.	715
7,000	Kaneka Corp.	262
11,455	Koninklijke DSM N.V.	1,015
19,316	Methanex Corp.	1,070
71,600	Mitsubishi Chemical Holdings Corp.	586
28,400	Mitsubishi Gas Chemical Co., Inc.	466
23,200	Mitsui Chemicals, Inc.	589
14,900	Nutrien Ltd.	767
11,000	Showa Denko KK	441
103,900	Sumitomo Chemical Co. Ltd.	564
14,400	Taiyo Nippon Sanso Corp.	242
17,600	Tosoh Corp.	248
		7,804
	Forest Products & Paper (1.5%)
108,300	Oji Holdings Corp.	633
18,372	Smurfit Kappa Group plc	496
46,631	Stora Enso Oyj “R”	594
54,029	UPM-Kymmene Oyj	1,440
19,721	West Fraser Timber Co. Ltd.	1,029
		4,192
	Iron/Steel (1.2%)
32,813	ArcelorMittal	744
96,577	BlueScope Steel Ltd.	792
148,157	Fortescue Metals Group Ltd.	433
21,400	Hitachi Metals Ltd.	241
25,000	JFE Holdings, Inc.	441
43,700	Kobe Steel Ltd.	359
31,200	Nippon Steel & Sumitomo Metal Corp.	570
		3,580
	Mining (1.9%)
284,606	Alumina Ltd.	463
36,446	Anglo American plc	728
33,400	First Quantum Minerals Ltd.	307
120,626	Glencore plc(b)	447
19,200	Mitsubishi Materials Corp.	538
11,243	Rio Tinto Ltd.	602
12,741	Rio Tinto plc	578
397,696	South32 Ltd.	900
8,200	Sumitomo Metal Mining Co. Ltd.	239

1    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
33,715	Teck Resources Ltd. “B”	$ 683
		5,485
	Total Basic Materials	21,061
	Communications (6.5%)
	Advertising (0.1%)
22,600	Hakuhodo DY Holdings, Inc.	346
	Media (1.5%)
110,680	Pearson plc	1,361
21,490	Schibsted ASA “B”	719
38,138	Wolters Kluwer N.V.	2,302
		4,382
	Telecommunications (4.9%)
4,500	Hikari Tsushin, Inc.	718
796,000	HKT Trust & HKT Ltd.	1,151
14,500	KDDI Corp.	340
20,713	Nice Ltd.(b)	2,377
20,100	Nippon Telegraph & Telephone Corp.	828
19,000	NTT DOCOMO, Inc.	440
133,659	Orange S.A.	2,294
29,461	SES S.A.	639
3,000	SoftBank Group Corp.	252
73,644	Tele2 AB “B”	921
2,052,319	Telecom Italia S.p.A.(b)	1,336
501,643	Telia Co. AB	2,315
102,727	TPG Telecom Ltd.	539
		14,150
	Total Communications	18,878
	Consumer, Cyclical (13.5%)
	Airlines (1.7%)
24,000	ANA Holdings, Inc.	856
59,601	Deutsche Lufthansa AG	1,451
37,758	easyJet plc	536
166,946	International Consolidated Airlines Group S.A.	1,335
21,800	Japan Airlines Co. Ltd.	786
		4,964
	Apparel (0.7%)
1,512	Kering S.A.	657
19,567	Moncler S.p.A.	638
1,580	Puma SE	792
		2,087
	Auto Manufacturers (3.9%)
19,391	Bayerische Motoren Werke AG	1,585
30,275	Daimler AG	1,704
67,467	Fiat Chrysler Automobiles N.V.(b)	1,113
24,100	Honda Motor Co. Ltd.	680
45,500	Mazda Motor Corp.	485
85,100	Nissan Motor Co. Ltd.	745
57,564	Peugeot S.A.	1,264
20,327	Renault S.A.	1,428
12,400	Suzuki Motor Corp.	618
13,200	Toyota Motor Corp.	791
52,132	Volvo AB “B”	725
		11,138

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
	Auto Parts & Equipment (1.6%)
38,200	JTEKT Corp.	$ 486
32,969	Magna International, Inc.	1,645
9,900	NGK Spark Plug Co. Ltd.	203
37,500	Sumitomo Electric Industries Ltd.	526
19,500	Sumitomo Rubber Industries Ltd.	260
14,100	Toyoda Gosei Co. Ltd.	271
12,000	Toyota Industries Corp.	615
26,800	Yokohama Rubber Co. Ltd.	561
		4,567
	Distribution/Wholesale (1.9%)
14,368	Ferguson plc	920
36,900	ITOCHU Corp.	655
87,600	Marubeni Corp.	654
23,300	Mitsubishi Corp.	628
45,100	Mitsui & Co. Ltd.	705
57,312	Rexel S.A.	688
47,000	Sumitomo Corp.	722
18,400	Toyota Tsusho Corp.	635
		5,607
	Entertainment (0.8%)
37,649	Aristocrat Leisure Ltd.	650
62,970	GVC Holdings plc	594
24,500	Sankyo Co. Ltd.	980
		2,224
	Home Builders (1.2%)
243,404	Barratt Developments plc	1,435
21,500	Daiwa House Industry Co. Ltd.	677
35,700	Iida Group Holdings Co. Ltd.	630
26,940	Persimmon plc	653
		3,395
	Home Furnishings (0.1%)
6,100	Sony Corp.	319
	Leisure Time (0.5%)
13,392	Flight Centre Travel Group Ltd.	478
57,249	TUI AG	816
10,900	Yamaha Motor Co. Ltd.	224
		1,518
	Lodging (0.3%)
15,990	Whitbread plc	938
	Retail (0.8%)
4,800	Don Quijote Holdings Co. Ltd.	291
6,200	FamilyMart UNY Holdings Co. Ltd.	880
400	Fast Retailing Co. Ltd.	208
22,700	Isetan Mitsukoshi Holdings Ltd.	263
12,500	Marui Group Co. Ltd.	269
81,100	Yamada Denki Co. Ltd.	392
		2,303
	Total Consumer, Cyclical	39,060
	Consumer, Non-cyclical (16.5%)
	Agriculture (1.1%)
7,334,800	Golden Agri-Resources Ltd.(b)	1,310

3    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
47,664	Swedish Match AB	$ 1,861
		3,171
	Beverages (0.7%)
9,500	Asahi Group Holdings Ltd.	398
24,600	Coca-Cola European Partners plc(b)	1,194
18,800	Kirin Holdings Co. Ltd.	441
		2,033
	Biotechnology (0.5%)
25,332	Shire plc	1,471
	Commercial Services (1.5%)
102,781	Babcock International Group plc	745
33,700	Dai Nippon Printing Co. Ltd.	779
14,000	Recruit Holdings Co. Ltd.	385
5,600	Secom Co. Ltd.	474
53,900	Toppan Printing Co. Ltd.	868
7,970	Wirecard AG	1,204
		4,455
	Cosmetics/Personal Care (0.1%)
4,500	Shiseido Co. Ltd.	286
	Food (7.3%)
14,800	Aeon Co. Ltd.	355
38,047	Carrefour S.A.	685
33,277	Casino Guichard Perrachon S.A.	1,504
20,580	Colruyt S.A.	1,315
73,004	Empire Co. Ltd.	1,383
28,839	ICA Gruppen AB	1,046
423,731	J Sainsbury plc	1,649
6,300	Kikkoman Corp.	367
87,888	Koninklijke Ahold Delhaize N.V.	2,259
92,516	Marine Harvest ASA	2,163
44,233	METRO AG	679
546,764	Tesco plc	1,378
50,356	Wesfarmers Ltd.	1,162
1,998,500	WH Group Ltd.(a)	1,458
842,100	Wilmar International Ltd.	1,866
614,032	WM Morrison Supermarkets plc	1,861
		21,130
	Healthcare-Products (1.2%)
6,356	Lonza Group AG(b)	2,054
7,174	Sartorius Stedim Biotech	726
26,419	William Demant Holding A/S(b)	772
		3,552
	Healthcare-Services (0.4%)
130,420	Ryman Healthcare Ltd.	1,038
	Pharmaceuticals (3.7%)
24,900	Alfresa Holdings Corp.	662
25,100	Astellas Pharma, Inc.	386
26,511	Bausch Health Companies, Inc.(b)	644
20,300	Daiichi Sankyo Co. Ltd.	745
5,457	Ipsen S.A.	703
30,400	Medipal Holdings Corp.	696
12,282	Novartis AG	1,118
11,038	Sanofi	997
4,600	Shionogi & Co. Ltd.	304
26,700	Sumitomo Dainippon Pharma Co., Ltd.	870

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
15,600	Suzuken Co. Ltd.	$ 839
7,400	Taisho Pharmaceutical Holdings Co. Ltd.	855
45,335	Teva Pharmaceutical Industries Ltd. ADR(b)	977
10,008	UCB S.A.	841
		10,637
	Total Consumer, Non-cyclical	47,773
	Diversified (2.5%)
	Holding Companies-Diversified (2.5%)
115,500	CK Hutchison Holdings Ltd.	1,207
17,000	Jardine Matheson Holdings Ltd.	1,122
916,000	NWS Holdings Ltd.	1,927
202,000	Swire Pacific Ltd. “A”	2,233
42,927	Washington H Soul Pattinson & Co. Ltd.	822
	Total Diversified	7,311
	Energy (5.1%)
	Oil & Gas (5.1%)
111,327	Eni S.p.A.	1,796
78,405	Equinor ASA	1,827
108,723	Husky Energy, Inc.	1,350
12,500	Idemitsu Kosan Co. Ltd.	455
54,200	Inpex Corp.	575
106,300	JXTG Holdings, Inc.	642
8,934	Neste Oyj	698
15,762	OMV AG	796
86,793	Repsol S.A.	1,499
62,106	Royal Dutch Shell plc “A”	1,878
104,385	Santos Ltd.	421
36,600	Showa Shell Sekiyu K.K.	567
37,394	TOTAL S.A.	2,081
	Total Energy	14,585
	Financial (27.4%)
	Banks (10.6%)
476,910	Banco de Sabadell S.A.	609
386,143	Bank Hapoalim BM	2,641
371,661	Bank Leumi Le-Israel BM	2,434
4,100	Bank of Kyoto Ltd.	197
754,999	Barclays plc	1,569
84,200	Chiba Bank Ltd.	553
134,275	Commerzbank AG(b)	1,156
116,100	Concordia Financial Group Ltd.	545
61,335	Credit Agricole S.A.	762
54,500	DBS Group Holdings Ltd.	969
110,860	Deutsche Bank AG	1,012
21,200	Fukuoka Financial Group, Inc.	483
44,000	Hang Seng Bank Ltd.	1,015
52,600	Japan Post Bank Co. Ltd.	614
10,320	Macquarie Group Ltd.	862
74,456	Mediobanca Banca di Credito Finanziario S.p.A.	658
93,500	Mitsubishi UFJ Financial Group, Inc.	514
143,479	Mizrahi Tefahot Bank Ltd.	2,599
438,200	Mizuho Financial Group, Inc.	727
46,613	Raiffeisen Bank International AG	1,374
109,000	Resona Holdings, Inc.	578
474,238	Royal Bank of Scotland Group plc	1,320
35,800	Shinsei Bank Ltd.	491
35,034	Societe Generale S.A.	1,288
16,500	Sumitomo Mitsui Financial Group, Inc.	608
14,200	Sumitomo Mitsui Trust Holdings, Inc.	569
28,951	Toronto-Dominion Bank	1,602

5    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
74,892	UniCredit S.p.A.	$ 966
58,000	United Overseas Bank Ltd.	1,063
77,200	Yamaguchi Financial Group, Inc.	800
		30,578
	Diversified Financial Services (1.7%)
27,810	ASX Ltd.	1,224
43,300	Credit Saison Co. Ltd.	555
188,400	Mebuki Financial Group, Inc.	569
109,000	Mitsubishi UFJ Lease & Finance Co. Ltd.	594
118,300	Nomura Holdings, Inc.	533
38,700	ORIX Corp.	627
20,700	SBI Holdings, Inc.	470
5,800	Tokyo Century Corp.	277
		4,849
	Insurance (5.7%)
216,348	Aegon N.V.	1,205
43,867	Ageas	2,118
47,986	Assicurazioni Generali S.p.A.	809
85,107	CNP Assurances	1,948
27,600	Dai-ichi Life Holdings, Inc.	481
2,148	Fairfax Financial Holdings Ltd.	1,015
50,300	Japan Post Holdings Co. Ltd.	612
7,900	MS&AD Insurance Group Holdings, Inc.	240
51,845	NN Group N.V.	2,205
88,592	Poste Italiane S.p.A.(a)	673
97,593	QBE Insurance Group Ltd.	807
18,918	SCOR SE	909
15,000	Sompo Holdings, Inc.	579
11,400	Sony Financial Holdings, Inc.	239
6,585	Swiss Life Holding AG(b)	2,582
5,000	Tokio Marine Holdings, Inc.	247
		16,669
	Investment Companies (0.9%)
25,244	EXOR N.V.	1,484
17,950	Pargesa Holding S.A.	1,242
		2,726
	Private Equity (0.7%)
179,898	3i Group plc	1,913
	Real Estate (3.6%)
37,400	Aeon Mall Co. Ltd.	672
129,560	Aroundtown S.A.	1,108
237,500	CK Asset Holdings Ltd.	1,710
25,150	Deutsche Wohnen SE	1,206
215,000	Hysan Development Co. Ltd.	1,028
362,500	Kerry Properties Ltd.	1,244
536,710	Sino Land Co. Ltd.	923
62,000	Sun Hung Kai Properties Ltd.	883
257,400	Swire Properties Ltd.	896
135,000	Wharf Real Estate Investment Co. Ltd.	812
		10,482
	REITS (4.2%)
198	Daiwa House REIT Investment Corp.	449
160,700	Dexus REIT	1,228
321,039	Goodman Group	2,403
312,671	GPT Group	1,203
140	Japan Prime Realty Investment Corp.	547
87	Japan Real Estate Investment Corp.	480
243,000	Link REIT	2,313

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
161	Nippon Building Fund, Inc.	$ 1,003
711	Nomura Real Estate Master Fund, Inc.(b)	949
308	United Urban Investment Corp.	490
581,267	Vicinity Centres	1,133
		12,198
	Total Financial	79,415
	Industrial (11.8%)
	Aerospace/Defense (3.4%)
67,173	CAE, Inc.	1,363
265,985	Meggitt plc	1,759
10,228	MTU Aero Engines AG	2,126
16,493	Safran S.A.	2,061
19,751	Thales S.A.	2,422
		9,731
	Building Materials (0.2%)
16,400	AGC, Inc.	557
	Electrical Components & Equipment (0.2%)
27,600	Brother Industries Ltd.	461
	Electronics (0.4%)
13,300	Kyocera Corp.	718
19,700	Nippon Electric Glass Co. Ltd.	529
		1,247
	Engineering & Construction (2.6%)
20,351	ACS Actividades de Construccion y Servicios S.A.	781
10,849	Aeroports de Paris	2,109
11,002	Eiffage S.A.	1,046
25,400	Kajima Corp.	351
65,308	LendLease Group	604
76,600	Obayashi Corp.	764
85,800	Shimizu Corp.	733
8,700	Taisei Corp.	382
17,487	WSP Global, Inc.	861
		7,631
	Hand/Machine Tools (0.2%)
17,000	Fuji Electric Co. Ltd.	534
	Machinery-Construction & Mining (0.3%)
20,000	Hitachi Ltd.	579
8,500	Mitsubishi Heavy Industries Ltd.	323
		902
	Machinery-Diversified (0.2%)
17,200	Sumitomo Heavy Industries Ltd.	570
	Metal Fabrication/Hardware (0.1%)
22,800	NSK Ltd.	214
	Miscellaneous Manufacturers (0.5%)
19,900	FUJIFILM Holdings Corp.	791
23,800	Nikon Corp.	373
10,300	Toshiba Corp.	319
		1,483
	Packaging & Containers (0.3%)
35,300	Toyo Seikan Group Holdings, Ltd.	804

7    |    USAA MSCI International Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Shipbuilding (0.4%)
1,465,600	Yangzijiang Shipbuilding Holdings Ltd.	$ 1,325
	Transportation (2.4%)
4,800	Canadian Pacific Railway Ltd.	1,015
4,500	Central Japan Railway Co.	924
38,000	Kamigumi Co. Ltd.	853
9,500	Keihan Holdings Co. Ltd.	397
6,700	Keio Corp.	370
12,900	Keisei Electric Railway Co. Ltd.	418
19,900	Mitsui OSK Lines Ltd.	468
19,700	Nagoya Railroad Co. Ltd.	494
5,300	Nippon Express Co. Ltd.	319
12,700	Nippon Yusen KK	215
170,927	Royal Mail plc	697
17,100	Seibu Holdings, Inc.	316
11,400	SG Holdings Co. Ltd.	279
11,800	Yamato Holdings Co. Ltd.	312
		7,077
	Trucking & Leasing (0.6%)
31,763	AerCap Holdings N.V.(b)	1,679
	Total Industrial	34,215
	Technology (2.1%)
	Computers (0.9%)
9,100	Fujitsu Ltd.	560
9,700	NEC Corp.	301
32,800	NTT Data Corp.	381
5,800	TDK Corp.	457
5,872	Teleperformance	972
		2,671
	Office/Business Equipment (0.4%)
62,500	Konica Minolta, Inc.	562
64,800	Ricoh Co. Ltd.	629
		1,191
	Semiconductors (0.1%)
1,800	Tokyo Electron Ltd.	252
	Software (0.7%)
8,084	Dassault Systemes SE	970
27,670	Micro Focus International plc	544
6,212	Ubisoft Entertainment S.A.(b)	506
		2,020
	Total Technology	6,134
	Utilities (5.1%)
	Electric (4.7%)
54,900	Chubu Electric Power Co., Inc.	823
66,100	Chugoku Electric Power Co., Inc.	835
241,776	EDP - Energias de Portugal S.A.	845
24,900	Electric Power Development Co. Ltd.	641
75,013	Electricite de France S.A.	1,232
65,006	Engie S.A.	914
35,896	Fortum Oyj	748
164,641	Iberdrola S.A.	1,228
43,900	Kansai Electric Power Co., Inc.	659
59,000	Kyushu Electric Power Co., Inc.	693
78,264	Origin Energy Ltd.(b)	370

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
348	Orsted A/S(a)	$ 23
22,288	RWE AG	481
372,600	Sembcorp Industries Ltd.	709
62,300	Tohoku Electric Power Co., Inc.	814
106,100	Tokyo Electric Power Co. Holdings, Inc.(b)	644
43,312	Uniper SE	1,112
19,456	Verbund AG	796
		13,567
	Gas (0.4%)
38,591	Naturgy Energy Group S.A.	955
8,700	Toho Gas Co. Ltd.	351
		1,306
	Total Utilities	14,873
	Total Common Stocks (cost: $306,176)	283,305
	PREFERRED STOCKS (0.9%)
	Consumer, Cyclical (0.9%)
	Auto Manufacturers (0.9%)
20,695	Porsche Automobil Holding SE	1,324
7,509	Volkswagen AG	1,266
	Total Consumer, Cyclical	2,590
	Total Preferred Stocks (cost: $2,996)	2,590
	Total Equity Securities (cost: $309,172)	285,895
	MONEY MARKET INSTRUMENTS (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
43,867	State Street Institutional Treasury Money Market Fund Premier Class 2.19%(c) (cost: $44)	44
	Total Investments (cost: $309,216)	$ 285,939

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 283,305	$ —	$ —	$ 283,305
Preferred Stocks	2,590	—	—	2,590
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	44	—	—	44
Total	$285,939	$—	$—	$285,939
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
For the period of September 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

9    |    USAA MSCI International Value Momentum Blend Index ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA MSCI International Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

Notes to Portfolio of Investments    |    10

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund's subadvisor(s) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.
6.  Repurchase agreements are valued at cost.

11    |    USAA MSCI International Value Momentum Blend Index ETF

7.   In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash

Notes to Portfolio of Investments    |    12

collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At November 30, 2018, the Fund had no securities on loan.
D.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $289,560,000 at November 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
E.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund’s financial statements and various filings.
F.  Upcoming Accounting Pronouncement – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

13    |    USAA MSCI International Value Momentum Blend Index ETF

SPECIFIC NOTES
(a)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.
(b)	Non-income-producing security.
(c)	Rate represents the money market fund annualized seven-day yield at November 30, 2018.

Notes to Portfolio of Investments    |    14

PORTFOLIO OF INVESTMENTS
1st QUARTER
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
November 30, 2018
(Form N-Q)
98746-0119	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA MSCI Emerging Markets Value Momentum Blend Index ETF
November 30, 2018 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (98.5%)
	COMMON STOCKS (97.5%)
	Basic Materials (7.5%)
	Chemicals (2.8%)
39,501	Hanwha Chemical Corp.	$ 666
11,991	Industries Qatar QSC	446
199,500	Kingboard Holdings Ltd.	570
3,308	Kumho Petrochemical Co. Ltd.	272
4,588	LG Chem Ltd.	800
2,595	Lotte Chemical Corp.	631
142,200	Petronas Chemicals Group Bhd	313
369,765	PTT Global Chemical PCL NVDR	882
		4,580
	Forest Products & Paper (1.9%)
200,131	Empresas CMPC S.A.	690
44,425	Fibria Celulose S.A.	840
468,400	Indah Kiat Pulp & Paper Corp. Tbk PT	344
459,000	Nine Dragons Paper Holdings Ltd.	465
225,100	Pabrik Kertas Tjiwi Kimia Tbk PT	178
59,919	Suzano Papel e Celulose S.A.	632
		3,149
	Iron/Steel (2.1%)
494,000	Angang Steel Co. Ltd. “H”	403
18,764	Hyundai Steel Co.	722
442,000	Maanshan Iron & Steel Co. Ltd. “H”	203
116,025	Magnitogorsk Iron & Steel Works PJSC GDR	1,035
2,741	POSCO	605
38,439	Vale S.A.	524
		3,492
	Mining (0.7%)
353,861	Alrosa PJSC	527
29,411	KGHM Polska Miedz S.A.(a)	696
		1,223
	Total Basic Materials	12,444
	Communications (8.8%)
	Advertising (0.1%)
12,184	Cheil Worldwide, Inc.	255
	Internet (0.3%)
7,136	51job, Inc. ADR(a)	486
	Telecommunications (8.4%)
75,400	Advanced Info Service PCL	409

1    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
32,500	China Mobile Ltd.	$ 322
2,450,000	China Telecom Corp. Ltd. “H”	1,318
760,000	China Unicom Hong Kong Ltd.	881
314,000	Chunghwa Telecom Co. Ltd.	1,091
87,100	Hellenic Telecommunications Organization S.A.	1,030
68,913	KT Corp.	1,875
52,229	LG Uplus Corp.	825
167,500	Megacable Holdings S.A.B. de C.V.	764
62,447	Mobile TeleSystems PJSC ADR	463
936,789	Orange Polska S.A.(a)	1,181
1,200	Samsung SDI Co. Ltd.	221
5,959	SK Telecom Co. Ltd.	1,539
286,388	Telkom S.A. SOC Ltd.	1,171
282,896	TIM Participacoes S.A.	866
		13,956
	Total Communications	14,697
	Consumer, Cyclical (13.8%)
	Airlines (2.0%)
848,800	AirAsia Group Bhd	625
1,519,000	China Airlines Ltd.	542
432,000	China Eastern Airlines Corp. Ltd. “H”	268
29,029	Korean Air Lines Co. Ltd.	826
338,327	Turk Hava Yollari AO(a)	1,096
		3,357
	Apparel (1.1%)
120,000	Feng TAY Enterprise Co. Ltd.	764
6,974	Fila Korea Ltd.	316
58,000	Shenzhou International Group Holdings Ltd.	704
		1,784
	Auto Manufacturers (2.7%)
752,500	BAIC Motor Corp. Ltd. “H”(b)	461
762,000	Dongfeng Motor Group Co. Ltd. “H”	735
625,600	Guangzhou Automobile Group Co. Ltd. “H”	651
11,720	Hyundai Motor Co.	1,119
37,746	Kia Motors Corp.	1,027
326,000	Sinotruk Hong Kong Ltd.	535
		4,528
	Auto Parts & Equipment (1.1%)
14,425	Hankook Tire Co. Ltd.	551
4,542	Hyundai Mobis Co. Ltd.	731
457,000	Weichai Power Co. Ltd. “H”	491
		1,773
	Distribution/Wholesale (1.3%)
24,434	Hanwha Corp.	654
17,267	LG Corp.	1,112
21,282	Posco Daewoo Corp.	367
		2,133
	Home Builders (0.4%)
133,700	Land & Houses PCL NVDR	41
1,701,500	Land & Houses PCL	523
		564
	Home Furnishings (0.4%)
11,092	LG Electronics, Inc.	717

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
	Leisure Time (0.1%)
820,000	China Travel International Investment Hong Kong Ltd.	$ 227
	Retail (4.1%)
3,404	CJ ENM Co. Ltd.	708
4,314	E-MART, Inc.	750
14,913	FF Group(a),(c),(d),(e)	40
9,344	GS Retail Co. Ltd.	317
11,425	Hyundai Department Store Co. Ltd.	957
3,880	Lotte Shopping Co. Ltd.	746
14,189	Magazine Luiza S.A.	603
50,000	President Chain Store Corp.	516
345,600	Shanghai Pharmaceuticals Holding Co. Ltd. “H”	852
2,607	Shinsegae, Inc.	677
379,500	Sun Art Retail Group Ltd.	424
123,000	Zhongsheng Group Holdings Ltd.	250
		6,840
	Textiles (0.6%)
1,108,000	Far Eastern New Century Corp.	1,023
	Total Consumer, Cyclical	22,946
	Consumer, Non-cyclical (13.0%)
	Agriculture (1.1%)
1,374,000	China Agri-Industries Holdings Ltd.	520
13,281	KT&G Corp.	1,232
		1,752
	Beverages (0.4%)
77,700	Fraser & Neave Holdings Bhd	619
	Commercial Services (1.5%)
338,500	China Conch Venture Holdings Ltd.	1,049
620,504	COSCO SHIPPING Ports Ltd.	630
240,000	Shenzhen International Holdings Ltd.	481
13,854	TAL Education Group ADR(a)	389
		2,549
	Food (5.9%)
258,476	Cencosud S.A.	477
887,800	Charoen Pokphand Foods PCL NVDR	675
203,000	China Mengniu Dairy Co. Ltd.	628
3,752	CJ CheilJedang Corp.	1,125
340,309	JBS S.A.	1,034
47,300	Nestle Malaysia Bhd	1,689
482,040	PPB Group Bhd	2,027
218,000	Tingyi Cayman Islands Holding Corp.	282
678,000	Uni-President China Holdings Ltd.	618
449,000	Uni-President Enterprises Corp.	1,052
113,000	Yihai International Holding Ltd.	303
		9,910
	Healthcare-Products (0.6%)
988,000	Shandong Weigao Group Medical Polymer Co. Ltd. “H”	928
	Healthcare-Services (0.2%)
174,000	Genscript Biotech Corp.(a)	302
	Pharmaceuticals (3.3%)
3,300	Celltrion Pharm, Inc.(a)	195
152,000	China Resources Pharmaceutical Group Ltd.(b)	223

3    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
786,000	China Traditional Chinese Medicine Holdings Co. Ltd.	$ 522
252,000	CSPC Pharmaceutical Group Ltd.	510
621,500	Luye Pharma Group Ltd.	496
39,554	Richter Gedeon Nyrt	778
1,068,000	Sihuan Pharmaceutical Holdings Group Ltd.	238
411,500	Sino Biopharmaceutical Ltd.	375
110,800	Sinopharm Group Co. Ltd. “H”	546
770,000	SSY Group Ltd.	790
4,160	Yuhan Corp.	844
		5,517
	Total Consumer, Non-cyclical	21,577
	Energy (5.5%)
	Coal (0.5%)
24,144	Jastrzebska Spolka Weglowa S.A.(a)	418
410,000	Yanzhou Coal Mining Co. Ltd. “H”	368
		786
	Energy-Alternate Sources (0.2%)
4,747	OCI Co. Ltd.	442
	Oil & Gas (4.1%)
1,113,747	Ecopetrol S.A.	1,068
367,142	Gazprom PJSC ADR	1,747
37,370	Grupa Lotos S.A.	809
5,916	LUKOIL PJSC	435
7,956	LUKOIL PJSC(c)	579
41,231	Petroleo Brasileiro S.A. Preference Shares	271
35,467	Reliance Industries Ltd. GDR(b)	1,174
24,586	Surgutneftegas PJSC ADR	98
10,565	Tatneft PJSC ADR	665
		6,846
	Oil & Gas Services (0.7%)
551,200	Dialog Group Bhd	417
800,500	Sinopec Engineering Group Co. Ltd. “H”	742
		1,159
	Total Energy	9,233
	Financial (29.1%)
	Banks (13.2%)
2,297,000	Agricultural Bank of China Ltd. “H”	1,039
355,027	Alpha Bank AE(a)	502
45,703	Banco do Brasil S.A.	526
2,430,000	Bank of China Ltd. “H”	1,062
1,439,000	Bank of Communications Co. Ltd. “H”	1,094
1,740,000	China CITIC Bank Corp. Ltd. “H”	1,103
1,301,000	China Construction Bank Corp. “H”	1,109
2,352,000	China Everbright Bank Co. Ltd. “H”	1,043
933,700	China Minsheng Banking Corp. Ltd. “H”	690
1,296,000	Chongqing Rural Commercial Bank Co. Ltd. “H”	757
763,000	CITIC Ltd.	1,225
487,300	Hong Leong Bank Bhd	2,373
1,368,000	Industrial & Commercial Bank of China Ltd. “H”	972
81,147	Industrial Bank of Korea	1,071
938,300	Krung Thai Bank PCL NVDR	576
140,000	Postal Savings Bank of China Co. Ltd. “H”(b)	85
12,622	Qatar Islamic Bank SAQ	527
23,841	Qatar National Bank QPSC	1,306
35,046	Sberbank of Russia PJSC ADR	415
6,810,240	Taiwan Business Bank	2,333
799,429	Turkiye Halk Bankasi A/S	1,098

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
75,889	Woori Bank	$ 1,059
		21,965
	Closed-end Funds (0.2%)
120,000	China Ding Yi Feng Holdings Ltd.(a)	350
	Diversified Financial Services (8.3%)
113,082	BNK Financial Group, Inc.	774
100,900	BOC Aviation Ltd.(b)	778
312,620	Chailease Holding Co. Ltd.	975
2,351,000	China Cinda Asset Management Co. Ltd. “H”	631
2,750,000	China Development Financial Holding Corp.	893
150,000	China Everbright Ltd.	279
2,283,000	China Huarong Asset Management Co. Ltd. “H”(b)	470
119,470	DGB Financial Group, Inc.	938
594,000	E.Sun Financial Holding Co. Ltd.	401
24,876	Hana Financial Group, Inc.	834
25,101	KB Financial Group, Inc.	1,057
17,983	Shinhan Financial Group Co. Ltd.	661
3,422,000	SinoPac Financial Holdings Co. Ltd.	1,183
1,898,093	Taishin Financial Holding Co. Ltd.	835
2,894,090	Taiwan Cooperative Financial Holding Co. Ltd.	1,682
2,964,000	Yuanta Financial Holding Co. Ltd.	1,511
		13,902
	Insurance (1.9%)
4,872	DB Insurance Co. Ltd.	294
463,500	Fosun International Ltd.	737
50,000	IRB Brasil Resseguros S/A	966
3,304,921	Shin Kong Financial Holding Co. Ltd.	1,121
		3,118
	Investment Companies (0.4%)
1,904	Hyundai Heavy Industries Holdings Co. Ltd.(a)	671
	Real Estate (5.1%)
336,000	Agile Group Holdings Ltd.	456
134,800	BR Malls Participacoes S.A. REIT	453
271,100	Central Pattana PCL NVDR	624
152,000	China Resources Land Ltd.	563
174,200	China Vanke Co. Ltd. “H”	599
774,000	CIFI Holdings Group Co. Ltd.	388
382,000	Country Garden Holdings Co. Ltd.	470
11,974	HDC Hyundai Development Co-Engineering & Construction “E”(a)	449
295,774	Jiayuan International Group Ltd.	530
374,000	Logan Property Holdings Co. Ltd.	437
296,500	Longfor Group Holdings Ltd.	833
69,200	Multiplan Empreendimentos Imobiliarios S.A.	414
307,600	Ruentex Development Co. Ltd.	489
381,000	Shanghai Industrial Holdings Ltd.	831
191,000	Shimao Property Holdings Ltd.	472
135,000	Sunac China Holdings Ltd.	448
		8,456
	Total Financial	48,462
	Industrial (10.0%)
	Aerospace/Defense (0.3%)
94,170	Embraer S.A.	530
	Building Materials (1.5%)
125,000	Anhui Conch Cement Co. Ltd. “H”	652
753,000	Asia Cement Corp.	824
600,000	China National Building Material Co. Ltd. “H”	467

5    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
498,000	China Resources Cement Holdings Ltd.	$ 486
		2,429
	Electrical Components & Equipment (0.1%)
176,000	Tatung Co. Ltd.(a)	231
	Electronics (1.6%)
1,975,000	AU Optronics Corp.	805
37,574	LG Display Co. Ltd.	588
6,067	Samsung Electro-Mechanics Co. Ltd.	652
57,000	Walsin Technology Corp.	347
23,915	Yageo Corp.	287
		2,679
	Engineering & Construction (4.7%)
728,000	China Communications Construction Co. Ltd. “H”	707
1,346,000	China Communications Services Corp. Ltd. “H”	1,123
682,000	China Railway Construction Corp. Ltd. “H”	873
1,051,000	China Railway Group Ltd. “H”	966
12,912	Daelim Industrial Co. Ltd.	1,092
136,217	Daewoo Engineering & Construction Co. Ltd.(a)	604
18,368	GS Engineering & Construction Corp.	714
11,612	Hyundai Engineering & Construction Co. Ltd.	570
1,089,000	Metallurgical Corp. of China Ltd. “H”	277
216,085	TAV Havalimanlari Holding A/S	965
		7,891
	Metal Fabrication/Hardware (0.4%)
1,453,600	China Zhongwang Holdings Ltd.	671
	Miscellaneous Manufacturers (0.7%)
331,000	Hartalega Holdings Bhd	506
3,675	POSCO Chemtech Co. Ltd.	222
325,800	Top Glove Corp. Bhd	465
		1,193
	Shipbuilding (0.2%)
3,832	HLB, Inc.(a)	289
	Transportation (0.5%)
652,000	COSCO SHIPPING Energy Transportation Co. Ltd. “H”	352
514,000	Sinotrans Ltd. “H”	206
209,000	Taiwan High Speed Rail Corp.	210
		768
	Total Industrial	16,681
	Technology (4.7%)
	Computers (2.2%)
176,300	Infosys Ltd. ADR	1,738
2,144,000	Innolux Corp.	714
416,000	Lenovo Group Ltd.	301
3,804	SK Holdings Co. Ltd.	955
		3,708
	Semiconductors (2.0%)
41,000	Globalwafers Co. Ltd.	487
85,000	Hua Hong Semiconductor Ltd.(b)	180
198,000	Nanya Technology Corp.	392
30,044	Samsung Electronics Co. Ltd.	1,122
10,555	SK Hynix, Inc.	655
1,498,000	United Microelectronics Corp.	562
		3,398

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Software (0.5%)
7,145	CD Projekt S.A.(a)	$ 268
361,000	Kingdee International Software Group Co. Ltd.	360
4,700	Momo, Inc. ADR(a)	147
		775
	Total Technology	7,881
	Utilities (5.1%)
	Electric (3.8%)
101,525	Centrais Eletricas Brasileiras S.A.(a)	640
68,242	CEZ A/S	1,628
310,935	Cia Energetica de Minas Gerais Preference Shares	1,020
650,000	Huadian Power International Corp. Ltd. “H”	278
646,000	Huaneng Renewables Corp. Ltd. “H”	203
8,195,014	Inter RAO UES PJSC(c)	487
36,289	Korea Electric Power Corp.	962
376,767	PGE Polska Grupa Energetyczna S.A.(a)	1,160
		6,378
	Gas (1.3%)
113,500	Beijing Enterprises Holdings Ltd.	666
150,600	China Gas Holdings Ltd.	516
20,039	Korea Gas Corp.(a)	912
		2,094
	Total Utilities	8,472
	Total Common Stocks (cost: $176,661)	162,393
	PREFERRED STOCKS (1.0%)
	Energy (1.0%)
	Oil & Gas (1.0%)
320,280	Surgutneftegas PJSC ADR (cost: $1,662)	1,771
	RIGHTS (0.0%)
	Financial (0.0%)
	Insurance (0.0%)
1,159	Fosun International Ltd. (a),(c) (cost: $0)	—
	Total Equity Securities (cost: $178,323)	164,164
	Total Investments (cost: $178,323)	$ 164,164

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 161,287	$ 1,066	$ 40	$ 162,393
Preferred Stocks	1,771	—	—	1,771
Rights	—	—	—	—
Total	$163,058	$1,066	$40	$164,164
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
For the period of September 1, 2018, through November 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
November 30, 2018 (unaudited)
GENERAL NOTES
USAA ETF TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of six separate exchange-traded funds. The USAA MSCI Emerging Markets Value Momentum Blend Index ETF (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.
On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, announced that AMCO would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.
A.  Security valuation – The Trust’s Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.
The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

Notes to Portfolio of Investments    |    8

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the Manager and the Fund's subadvisor(s) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.   In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely

9    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund’s Portfolio of Investments while non-cash collateral is not included.
At November 30, 2018, the Fund had no securities on loan.
D.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $166,598,000 at November 30, 2018, and, in total, may

Notes to Portfolio of Investments    |    10

not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
E.  Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund’s financial statements and various filings.
F.  Upcoming Accounting Pronouncement – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. The adoption of this ASU guidance is not expected to have a material impact on the financial statements and other disclosures.
CATEGORIES AND DEFINITIONS
Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

SPECIFIC NOTES
(a)	Non-income-producing security.
(b)	Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees, unless otherwise noted as illiquid.

11    |    USAA MSCI Emerging Markets Value Momentum Blend Index ETF

(c)	Security was fair valued at November 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA ETF Trust’s Board of Trustees. The total value of all such securities was $1,106,000, which represented 0.7% of the Fund’s net assets.
(d)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA ETF Trust’s Board of Trustees.
(e)	Security was classified as Level 3.

Notes to Portfolio of Investments    |    12

ITEM 2.	CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA ETF Trust (Trust) have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust’s internal controls or in other factors that could significantly affect the Trust’s internal controls subsequent to the date of their evaluation.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA ETF TRUST – Period Ended November 30, 2018

By:	/S/ SEBA KURIAN
Signature and Title: SEBA KURIAN, Secretary

Date:	01/18/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
Signature and Title: Daniel S. McNamara, President

Date:	01/21/19

By:	/S/ JAMES K. DE VRIES
Signature and Title: James K. De Vries, Treasurer

Date:	01/18/19